UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 95.5%				
Biotechnology 82.4%				
[a,b]Acadia Pharmaceuticals Inc.	United States	481,400	$	9,483,580
[a]Agios Pharmaceuticals Inc.	United States	222,800		6,496,848
[a]Alexion Pharmaceuticals Inc.	United States	295,700		34,369,211
[a]Alkermes PLC	United States	136,700		4,590,386
[a]Alnylam Pharmaceuticals Inc.	United States	258,400		11,930,328
[a,b]Amarin Corp. PLC, ADR	United Kingdom	731,400		3,993,444
Amgen Inc.	United States	492,600		53,343,654
[a,b,c]Anthera Pharmaceuticals Inc.	United States	243,862		1,048,607
[a,d]AP Pharma Inc.	United States	16,588,800		7,713,792
[a,d,e]AP Pharma Inc., wts., 144A, 7/01/16	United States	5,571,885		1,587,987
[a]ARIAD Pharmaceuticals Inc.	United States	1,437,600		26,710,608
[a]Astex Pharmaceuticals	United States	739,800		3,869,154
[a]Biogen Idec Inc.	United States	235,861		51,448,360
[a]BioMarin Pharmaceutical Inc.	United States	445,056		28,772,870
[a]Biospecifics Technologies Corp.	United States	110,850		1,827,917
[a,b]Bluebird Bio Inc.	United States	143,928		4,480,479
[a]Celgene Corp.	United States	604,200		88,732,812
[a]Celldex Therapeutics Inc.	United States	1,095,540		22,436,659
[a]ChemoCentryx Inc.	United States	343,008		4,795,252
[a]Chimerix Inc.	United States	49,700		1,130,178
[a]Clovis Oncology Inc.	United States	146,300		11,393,844
[a]Curis Inc.	United States	525,100		2,179,165
[a]Dynavax Technologies Corp.	United States	1,113,600		1,481,088
[a]Enanta Pharmaceuticals Inc.	United States	218,600		4,009,124
[a]Epizyme Inc.	United States	148,500		5,360,850
[a,b]Gentium SpA, ADR	Italy	97,533		1,417,154
[a]Gilead Sciences Inc.	United States	1,400,000		86,030,000
[a]Halozyme Therapeutics Inc.	United States	1,117,800		9,512,478
[a,b]Heat Biologics Inc.	United States	222,700		2,211,411
[a]Hyperion Therapeutics Inc.	United States	132,000		3,306,600
[a]Incyte Corp.	United States	536,000		12,547,760
[a]Infinity Pharmaceuticals Inc.	United States	133,400		2,825,412
[a]Insmed Inc.	United States	226,200		2,513,082
[a]InterMune Inc.	United States	648,900		10,064,439
[a]Isis Pharmaceuticals Inc.	United States	375,100		10,821,635
[a]KaloBios Pharmaceuticals Inc.	United States	201,300		1,211,826
[a,b]Keryx Biopharmaceuticals Inc.	United States	1,087,400		9,895,340
[a]Lexicon Pharmaceuticals Inc.	United States	1,059,500		2,627,560
[a]Lpath Inc., A	United States	276,700		1,798,550
[a,b,d]Mast Therapeutics Inc.	United States	5,453,500		2,410,447
[a,d]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600		295,399
[a]Medivation Inc.	United States	586,800		33,958,116
[a,b]MEI Pharma Inc.	United States	214,365		1,627,030
[a]Neurocrine Biosciences Inc.	United States	658,900		9,218,011
[a]NPS Pharmaceuticals Inc.	United States	288,900		5,203,089
[a,b]OncoMed Pharmaceuticals Inc.	United States	103,100		2,080,558
[a]Onyx Pharmaceuticals Inc.	United States	202,800		26,627,640
[a]Orexigen Therapeutics Inc.	United States	716,100		5,442,360
[a,e]OvaScience Inc., 144A	United States	166,654		2,114,839
[a]Pharmacyclics Inc.	United States	185,500		20,150,865
[a]Portola Pharmaceuticals Inc.	United States	218,800		5,028,024
[a]Progenics Pharmaceuticals Inc.	United States	267,701		1,603,529
[a]Prosensa Holding NV	Netherlands	94,563		2,912,540
[a,b]PTC Therapeutics Inc.	United States	170,300		2,666,898
[a]Puma Biotechnology Inc.	United States	172,755		8,829,508
[a]Quintiles Transnational Holdings Inc.	United States	163,200		7,319,520
[a]Receptos Inc.	United States	248,800		4,948,632
[a]Regeneron Pharmaceuticals Inc.	United States	102,109		27,575,557
[a]Seattle Genetics Inc.	United States	139,200		5,640,384
[a]Stemline Therapeutics Inc.	United States	129,500		3,644,130

[a]Targacept Inc.	United States	529,086	2,645,430
[a]Tesaro Inc.	United States	181,700	6,199,604
[a]Threshold Pharmaceuticals Inc.	United States	546,400	2,961,488
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	225,524
[a]United Therapeutics Corp.	United States	90,200	6,750,568
[a]Verastem Inc.	United States	98,200	1,500,496
[a]Vertex Pharmaceuticals Inc.	United States	428,900	34,226,220
			783,775,850
Health Care Equipment & Supplies 0.3%			
[a,b]Cerus Corp.	United States	545,000	3,052,000
Life Sciences Tools & Services 2.1%			
[a]Illumina Inc.	United States	248,300	19,819,306
Pharmaceuticals 10.7%			
[a]Jazz Pharmaceuticals PLC	United States	256,800	19,390,968
[a]Nektar Therapeutics	United States	536,000	6,008,560
[a]Nuvo Research Inc.	Canada	112,036	176,666
[a,e]Nuvo Research Inc., 144A	Canada	52,941	83,481
[a]Pacira Pharmaceuticals Inc.	United States	446,795	15,159,754
Questcor Pharmaceuticals Inc.	United States	162,400	10,851,568
[a,b]Repros Therapeutics Inc.	United States	458,300	9,454,729
[a]Salix Pharmaceuticals Ltd.	United States	98,800	7,301,320
[a]SciClone Pharmaceuticals Inc.	United States	1,576,460	9,868,640
Shire PLC, ADR	United Kingdom	179,700	19,650,195
[a,b]TherapeuticsMD Inc.	United States	1,443,200	3,333,792
[a,b]Transcept Pharmaceuticals Inc.	United States	163,881	460,506
			101,740,179
Total Common Stocks and Other Equity Interests (Cost $563,360,690)			908,387,335
Preferred Stocks (Cost $5,065,937) 0.7%			
Biotechnology 0.7%			
[a,f]FibroGen Inc., pfd., E	United States	1,128,271	6,318,318
		Principal Amount[*]	
Convertible Bonds (Cost $1,480,677) 0.0%			
Biotechnology 0.0%			
[f,g]ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	Canada	1,500,000 CAD	—
Total Investments before Short Term Investments (Cost $569,907,304)			914,705,653
		Shares	
Short Term Investments 7.0%			
Money Market Funds (Cost $33,303,987) 3.5%			
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	33,303,987	33,303,987
Investments from Cash Collateral Received for Loaned Securities (Cost $33,579,254) 3.5%			
Money Market Funds 3.5%			
[i]BNY Mellon Overnight Government Fund, 0.028%	United States	33,579,254	33,579,254
Total Investments (Cost $636,790,545) 103.2%			981,588,894
Other Assets, less Liabilities (3.2)%			(30,786,711)
Net Assets 100.0%			$ 950,802,183

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2013.
[c]At July 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[d] See Note 7 regarding holdings of 5% voting securities.

[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $3,786,307, representing 0.40% of net assets.

[f] See Note 6 regarding restricted securities.

[g] Defaulted security or security for which income has been deemed uncollectible.

[h] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[i] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

CAD - Canadian Dollar

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 97.3%		
Automobiles & Components 0.9%		
[a]BorgWarner Inc.	267,300	$ 25,508,439
[a]Tesla Motors Inc.	48,600	6,526,008
		32,034,447
Banks 1.8%		
[a]Signature Bank/New York NY	386,000	35,338,300
Wells Fargo & Co.	631,700	27,478,950
		62,817,250
Capital Goods 9.2%		
Danaher Corp.	489,800	32,983,132
[a]DigitalGlobe Inc.	291,600	9,447,840
Fastenal Co.	367,400	18,006,274
[a]HD Supply Holdings Inc.	244,900	5,235,962
Honeywell International Inc.	207,800	17,243,244
[a]Jacobs Engineering Group Inc.	230,200	13,627,840
The Manitowoc Co. Inc.	1,443,900	29,643,267
Pall Corp.	463,500	32,426,460
Precision Castparts Corp.	222,300	49,288,356
[a]Proto Labs Inc.	193,300	13,080,611
Rockwell Automation Inc.	178,000	17,239,300
Roper Industries Inc.	204,100	25,708,436
TransDigm Group Inc.	145,800	21,081,222
[a]United Rentals Inc.	583,200	33,429,024
		318,440,968
Commercial & Professional Services 1.7%		
[a]IHS Inc., A	121,500	13,338,270
Nielsen Holdings NV	673,900	22,521,738
[a]Stericycle Inc.	179,800	20,846,012
		56,706,020
Consumer Durables & Apparel 3.9%		
[a]Lululemon Athletica Inc. (Canada)	155,400	10,811,178
[a]Michael Kors Holdings Ltd.	388,800	26,181,792
NIKE Inc., B	385,100	24,230,492
Ralph Lauren Corp.	165,200	30,076,312
[a]TRI Pointe Homes Inc.	647,100	9,764,739
[a]Under Armour Inc., A	509,000	34,169,170
		135,233,683
Consumer Services 2.4%		
[a]Bally Technologies Inc.	195,900	14,042,112
[a]Chipotle Mexican Grill Inc.	54,100	22,303,807
[a]Chuy's Holdings Inc.	244,900	8,642,521
Las Vegas Sands Corp.	168,500	9,363,545
[a,b]Noodles & Co.	146,900	6,371,053
Starwood Hotels & Resorts Worldwide Inc.	144,500	9,558,675
Wynn Resorts Ltd.	97,200	12,940,236
		83,221,949
Diversified Financials 2.9%		
BlackRock Inc.	77,700	21,908,292
Evercore Partners Inc.	192,500	9,128,350
Financial Engines Inc.	216,500	10,335,710
[a]IntercontinentalExchange Inc.	127,300	23,225,885
T. Rowe Price Group Inc.	486,000	36,566,640
		101,164,877
Energy 4.1%		
Anadarko Petroleum Corp.	132,200	11,702,344
Chevron Corp.	195,900	24,661,851
[a]Cobalt International Energy Inc.	529,500	15,276,075

ᵃFMC Technologies Inc.	267,300	14,247,090
ᵃMcDermott International Inc.	923,400	7,987,410
National Oilwell Varco Inc.	218,700	15,346,179
Noble Energy Inc.	385,100	24,064,899
Schlumberger Ltd.	340,100	27,660,333
		140,946,181
Food & Staples Retailing 1.3%		
a,b Fairway Group Holdings Corp.	170,000	4,261,900
Whole Foods Market Inc.	722,000	40,128,760
		44,390,660
Food, Beverage & Tobacco 3.5%		
ᵃBoston Beer Inc., A	68,000	12,170,640
The Coca-Cola Co.	550,000	22,044,000
Mead Johnson Nutrition Co., A	285,500	20,795,820
ᵃMonster Beverage Corp.	218,700	13,338,513
PepsiCo Inc.	405,000	33,833,700
ᵃWhiteWave Foods Co., A	1,022,900	19,118,001
		121,300,674
Health Care Equipment & Services 4.2%		
Abbott Laboratories	924,800	33,875,424
ᵃCatamaran Corp. (Canada)	160,300	8,463,840
ᵃCerner Corp.	515,200	25,244,800
ᵃDaVita HealthCare Partners Inc.	192,600	22,420,566
ᵃExpress Scripts Holding Co.	356,200	23,348,910
ᵃHeartWare International Inc.	71,700	6,626,514
ᵃHMS Holdings Corp.	267,300	6,465,987
McKesson Corp.	142,700	17,503,582
		143,949,623
Insurance 1.5%		
ACE Ltd.	359,600	32,860,248
Aflac Inc.	312,900	19,299,672
		52,159,920
Materials 3.9%		
Airgas Inc.	218,700	22,572,027
Cytec Industries Inc.	103,500	8,062,650
Ecolab Inc.	800,000	73,712,000
Praxair Inc.	250,000	30,042,500
		134,389,177
Media 6.1%		
ᵃCharter Communications Inc., A	192,600	24,217,524
ᵃDIRECTV	414,000	26,193,780
ᵃDiscovery Communications Inc., C	653,300	47,468,778
ᵃImax Corp. (Canada)	510,200	12,846,836
Sirius XM Radio Inc.	12,295,200	45,861,096
The Walt Disney Co.	821,300	53,097,045
		209,685,059
Pharmaceuticals, Biotechnology & Life Sciences 11.3%		
ᵃActavis Inc.	411,400	55,238,678
Allergan Inc.	244,500	22,278,840
ᵃAlnylam Pharmaceuticals Inc.	171,400	7,913,538
ᵃARIAD Pharmaceuticals Inc.	579,500	10,767,110
ᵃBiogen Idec Inc.	212,200	46,287,186
Bristol-Myers Squibb Co.	704,700	30,471,228
ᵃCelgene Corp.	440,600	64,706,516
ᵃCelldex Therapeutics Inc.	914,300	18,724,864
ᵃGilead Sciences Inc.	1,018,000	62,556,100
ᵃIllumina Inc.	232,800	18,582,096
ᵃPharmacyclics Inc.	134,800	14,643,324
ᵃQuintiles Transnational Holdings Inc.	415,000	18,612,750

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[a]Waters Corp.	168,800	17,038,672
		387,820,902
Real Estate 0.9%		
American Tower Corp.	415,000	29,377,850
Retailing 4.6%		
[a]Amazon.com Inc.	182,900	55,093,138
Dick's Sporting Goods Inc.	467,700	24,044,457
[a]Dollar General Corp.	315,900	17,270,253
[a]HomeAway Inc.	391,800	11,797,098
[a]LKQ Corp.	341,400	8,900,298
[a]Priceline.com Inc.	23,800	20,840,946
Tractor Supply Co.	171,300	20,749,569
		158,695,759
Semiconductors & Semiconductor Equipment 2.5%		
Microchip Technology Inc.	709,900	28,211,426
[a]NXP Semiconductors NV (Netherlands)	674,900	22,035,485
Xilinx Inc.	788,600	36,819,734
		87,066,645
Software & Services 17.8%		
[a]Alliance Data Systems Corp.	63,600	12,578,808
[a]ANSYS Inc.	313,200	25,005,888
[a]Bottomline Technologies Inc.	391,800	11,389,626
[a]BroadSoft Inc.	288,800	8,617,792
[a]Check Point Software Technologies Ltd. (Israel)	140,600	7,917,186
[a]eBay Inc.	722,000	37,320,180
[a]Electronic Arts Inc.	440,800	11,513,696
[a]Facebook Inc., A	874,800	32,218,884
[a]FleetCor Technologies Inc.	311,000	27,918,470
[a]Fortinet Inc.	481,400	10,229,750
[a]Google Inc., A	102,900	91,334,040
International Business Machines Corp.	115,000	22,429,600
[a]LinkedIn Corp., A	132,200	26,941,038
MasterCard Inc., A	121,500	74,189,115
[a]NetSuite Inc.	367,400	34,495,186
[a]Nuance Communications Inc.	832,700	15,621,452
[a]Pandora Media Inc.	340,100	6,237,434
[a]Salesforce.com Inc.	729,000	31,893,750
[a]Sourcefire Inc.	86,600	6,532,238
[a]Splunk Inc.	165,200	8,261,652
[a]Tableau Software Inc.	29,400	1,628,760
[a]Vantiv Inc., A	607,500	15,849,675
Visa Inc., A	388,800	68,821,488
[a]Workday Inc.	122,400	8,358,696
[a]Yahoo! Inc.	631,700	17,744,453
		615,048,857
Technology Hardware & Equipment 6.7%		
Apple Inc.	259,600	117,469,000
National Instruments Corp.	543,000	15,307,170
[a]Palo Alto Networks Inc.	97,900	4,791,226
QUALCOMM Inc.	962,700	62,142,285
[a,b]Stratasys Ltd.	101,000	8,953,650
[a]Trimble Navigation Ltd.	748,600	21,365,044
		230,028,375
Telecommunication Services 1.1%		
[a]SBA Communications Corp.	519,200	38,467,528
Transportation 4.8%		
Canadian Pacific Railway Ltd. (Canada)	146,900	18,051,072
Expeditors International of Washington Inc.	291,600	11,757,312
[a]Genesee & Wyoming Inc.	315,900	28,323,594
[a]Hub Group Inc., A	635,400	24,304,050
Kansas City Southern	215,600	23,230,900

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[a]Kirby Corp.	82,500	6,967,950
[a]Spirit Airlines Inc.	305,100	10,083,555
Union Pacific Corp.	277,000	43,929,430
		166,647,863
Utilities 0.2%		
[a]Calpine Corp.	400,000	8,004,000
Total Common Stocks (Cost $2,208,322,594)		3,357,598,267
Preferred Stocks (Cost $9,999,998) 0.3%		
Pharmaceuticals, Biotechnology & Life Sciences 0.3%		
[a,c]FibroGen Inc., pfd., E	2,227,171	12,472,158
Total Investments before Short Term Investments (Cost $2,218,322,592)		3,370,070,425
Short Term Investments 0.8%		
Money Market Funds (Cost $19,726,798) 0.6%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio	19,726,798	19,726,798
Investments from Cash Collateral Received for Loaned Securities (Cost $7,987,475) 0.2%		
Money Market Funds 0.2%		
[e]BNY Mellon Overnight Government Fund, 0.028%	7,987,475	7,987,475
Total Investments (Cost $2,246,036,865) 98.4%		3,397,784,698
Other Assets, less Liabilities 1.6%		54,135,127
Net Assets 100.0%		$ 3,451,919,825

[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2013.
[c]See Note 6 regarding restricted securities.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[e]The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 98.2%			
Consumer Discretionary 9.4%			
ᵃBorgWarner Inc.	United States	11,510	$ 1,098,399
Guess? Inc.	United States	21,180	713,342
NIKE Inc., B	United States	16,248	1,022,324
The Walt Disney Co.	United States	8,570	554,051
			3,388,116
Consumer Staples 5.8%			
CVS Caremark Corp.	United States	16,270	1,000,443
Mead Johnson Nutrition Co., A	United States	15,030	1,094,785
			2,095,228
Energy 8.9%			
Anadarko Petroleum Corp.	United States	13,330	1,179,972
Marathon Oil Corp.	United States	27,480	999,173
Schlumberger Ltd.	United States	12,640	1,028,011
			3,207,156
Financials 19.9%			
BlackRock Inc.	United States	3,317	935,261
Capital One Financial Corp.	United States	13,480	930,390
ᵃCBRE Group Inc.	United States	29,440	682,125
Citigroup Inc.	United States	21,030	1,096,504
The Hartford Financial Services Group Inc.	United States	47,650	1,470,479
JPMorgan Chase & Co.	United States	17,503	975,442
MetLife Inc.	United States	22,670	1,097,682
			7,187,883
Health Care 13.0%			
ᵃActavis Inc.	United States	5,520	741,170
Aetna Inc.	United States	12,010	770,682
Roche Holding AG	Switzerland	4,210	1,036,811
Teva Pharmaceutical Industries Ltd., ADR	Israel	22,321	886,144
ᵃValeant Pharmaceuticals International Inc.	Canada	13,230	1,238,328
			4,673,135
Industrials 6.4%			
FedEx Corp.	United States	8,120	860,720
ᵃGenesee & Wyoming Inc.	United States	6,840	613,274
Norfolk Southern Corp.	United States	11,260	823,782
			2,297,776
Information Technology 26.4%			
ᵃAdobe Systems Inc.	United States	12,260	579,653
Cisco Systems Inc.	United States	39,310	1,004,370
Corning Inc.	United States	66,550	1,010,894
EMC Corp.	United States	29,270	765,411
ᵃGoogle Inc., A	United States	1,210	1,073,996
International Business Machines Corp.	United States	3,900	760,656
MasterCard Inc., A	United States	1,900	1,160,159
Maxim Integrated Products Inc.	United States	37,190	1,063,634
Microsoft Corp.	United States	31,960	1,017,287
QUALCOMM Inc.	United States	17,080	1,102,514
			9,538,574
Materials 8.4%			
Axiall Corp.	United States	13,478	594,110
Celanese Corp., A	United States	13,950	670,437
LyondellBasell Industries NV, A	United States	21,620	1,485,510
The Mosaic Co.	United States	6,740	276,947
			3,027,004
Total Common Stocks (Cost $28,403,184)			35,414,872

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Short Term Investments (Cost $1,393,401) 3.9%			
Money Market Funds 3.9%			
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	1,393,401	1,393,401
Total Investments (Cost $29,796,585) 102.1%			36,808,273
Other Assets, less Liabilities (2.1)%			(752,751)
Net Assets 100.0%			$ 36,055,522

[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 99.7%			
Consumer Discretionary 18.9%			
[a]Amazon.com Inc.	United States	28,600	$ 8,614,892
[a]AMC Networks Inc., A	United States	77,900	5,317,454
[a]Buffalo Wild Wings Inc.	United States	45,000	4,661,100
[a]Chipotle Mexican Grill Inc.	United States	17,500	7,214,725
[a]Dollar General Corp.	United States	93,000	5,084,310
Las Vegas Sands Corp.	United States	113,600	6,312,752
[a]Liberty Media Corp., A	United States	45,000	6,467,850
[a]Lululemon Athletica Inc.	Canada	77,900	5,419,503
[a]Michael Kors Holdings Ltd.	United States	67,300	4,531,982
NIKE Inc., B	United States	125,000	7,865,000
[a]Priceline.com Inc.	United States	6,000	5,254,020
Ralph Lauren Corp.	United States	35,100	6,390,306
[a]Shutterfly Inc.	United States	53,600	2,872,424
Starbucks Corp.	United States	77,600	5,528,224
Time Warner Inc.	United States	78,700	4,899,862
[a]Ulta Salon Cosmetics & Fragrance Inc.	United States	28,000	2,825,200
[a]Under Armour Inc., A	United States	80,900	5,430,817
The Walt Disney Co.	United States	99,200	6,413,280
			101,103,701
Consumer Staples 3.0%			
[a]Boston Beer Inc., A	United States	19,200	3,436,416
Mead Johnson Nutrition Co., A	United States	59,300	4,319,412
[a]Monster Beverage Corp.	United States	137,600	8,392,224
			16,148,052
Energy 4.5%			
Anadarko Petroleum Corp.	United States	48,600	4,302,072
[a]Cameron International Corp.	United States	61,600	3,652,880
[a]Cobalt International Energy Inc.	United States	164,100	4,734,285
[a]FMC Technologies Inc.	United States	69,560	3,707,548
[a]Key Energy Services Inc.	United States	337,700	2,141,018
Schlumberger Ltd.	United States	33,980	2,763,593
SM Energy Co.	United States	39,300	2,701,089
			24,002,485
Financials 8.2%			
[a]Affiliated Managers Group Inc.	United States	22,600	4,075,910
Bank of America Corp.	United States	286,600	4,184,360
BlackRock Inc.	United States	34,680	9,778,373
[a]CBRE Group Inc.	United States	149,700	3,468,549
Citigroup Inc.	United States	127,600	6,653,064
JPMorgan Chase & Co.	United States	134,400	7,490,112
[a]Realogy Holdings Corp.	United States	67,100	3,016,816
[a]Signature Bank/New York NY	United States	55,800	5,108,490
			43,775,674
Health Care 19.5%			
[a]Actavis Inc.	United States	71,900	9,654,013
Allergan Inc.	United States	28,600	2,606,032
[a,b]Amarin Corp. PLC, ADR	United Kingdom	255,200	1,393,392
[a]Biogen Idec Inc.	United States	27,600	6,020,388
[a]Catamaran Corp.	Canada	52,600	2,777,280
[a]Celgene Corp.	United States	105,900	15,552,474
[a]Celldex Therapeutics Inc.	United States	290,500	5,949,440
The Cooper Cos. Inc.	United States	31,100	3,960,585
[a]Express Scripts Holding Co.	United States	88,700	5,814,285
[a]Gilead Sciences Inc.	United States	362,720	22,289,144
[a]HeartWare International Inc.	United States	23,500	2,171,870
[a]Jazz Pharmaceuticals PLC	United States	71,600	5,406,516
[a]Medivation Inc.	United States	147,100	8,512,677
[a]Onyx Pharmaceuticals Inc.	United States	48,500	6,368,050

Perrigo Co.	United States	26,366	3,279,667
ᵃQuintiles Transnational Holdings Inc.	United States	57,000	2,556,450
			104,312,263
Industrials 11.6%			
Allegiant Travel Co.	United States	47,671	4,642,202
Cummins Inc.	United States	32,300	3,914,437
ᵃDigitalGlobe Inc.	United States	94,400	3,058,560
Flowserve Corp.	United States	82,100	4,653,428
ᵃHD Supply Holdings Inc.	United States	130,200	2,783,676
ᵃHexcel Corp.	United States	97,300	3,425,933
ᵃIHS Inc., A	United States	23,000	2,524,940
Kansas City Southern	United States	69,600	7,499,400
Precision Castparts Corp.	United States	61,330	13,598,088
Rockwell Automation Inc.	United States	28,200	2,731,170
TransDigm Group Inc.	United States	30,400	4,395,536
ᵃUnited Rentals Inc.	United States	61,600	3,530,912
ᵃVerisk Analytics Inc., A	United States	88,900	5,721,604
			62,479,886
Information Technology 26.0%			
ᵃAdobe Systems Inc.	United States	88,500	4,184,280
Apple Inc.	United States	12,800	5,792,000
ARM Holdings PLC	United Kingdom	327,900	4,364,756
ᵃBroadSoft Inc.	United States	87,000	2,596,080
ᵃeBay Inc.	United States	140,200	7,246,938
ᵃEquinix Inc.	United States	21,700	3,891,895
ᵃF5 Networks Inc.	United States	47,500	4,168,600
ᵃFacebook Inc., A	United States	198,800	7,321,804
ᵃGoogle Inc., A	United States	23,190	20,583,444
ᵃLinkedIn Corp., A	United States	23,100	4,707,549
MasterCard Inc., A	United States	31,400	19,173,154
ᵃNetSuite Inc.	United States	39,700	3,727,433
QUALCOMM Inc.	United States	141,080	9,106,714
ᵃSalesforce.com Inc.	United States	141,100	6,173,125
ᵃSemtech Corp.	United States	109,600	3,315,400
ᵃServiceNow Inc.	United States	79,600	3,468,968
ᵃSilicon Laboratories Inc.	United States	90,100	3,519,306
ᵃTrimble Navigation Ltd.	United States	149,780	4,274,721
ᵃViaSat Inc.	United States	77,900	5,202,941
Visa Inc., A	United States	44,200	7,823,842
ᵃWorkday Inc.	United States	41,700	2,847,693
ᵃYahoo! Inc.	United States	219,800	6,174,182
			139,664,825
Materials 4.6%			
Airgas Inc.	United States	58,200	6,006,822
Axiall Corp.	United States	77,700	3,425,016
LyondellBasell Industries NV, A	United States	76,700	5,270,057
Monsanto Co.	United States	55,300	5,462,534
The Sherwin-Williams Co.	United States	25,400	4,423,918
			24,588,347
Telecommunication Services 3.4%			
ᵃCrown Castle International Corp.	United States	40,600	2,852,150
ᵃSBA Communications Corp.	United States	205,560	15,229,940
			18,082,090
Total Common Stocks (Cost $366,091,826)			534,157,323
Short Term Investments 0.5%			
Money Market Funds (Cost $1,598,794) 0.3%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	1,598,794	1,598,794
Investments from Cash Collateral Received for Loaned Securities (Cost $1,036,725) 0.2%			
Money Market Funds 0.2%			
[d]BNY Mellon Overnight Government Fund, 0.028%	United States	1,036,725	1,036,725

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $368,727,345) 100.2%		536,792,842
Other Assets, less Liabilities (0.2)%		(1,094,485)
Net Assets 100.0%	$	535,698,357

[a] Non-income producing.
[b] A portion or all of the security is on loan at July 31, 2013.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[d] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 96.4%			
Agricultural Products 0.4%			
Bunge Ltd.	United States	44,000	$ 3,344,440
Coal & Consumable Fuels 2.2%			
[a]Alpha Natural Resources Inc.	United States	645,000	3,508,800
[a,b]Energy Coal Resources, 144A	United States	199,375	—
Peabody Energy Corp.	United States	659,250	10,917,180
[a]Uranium One Inc.	Canada	1,543,000	3,995,114
			18,421,094
Commodity Chemicals 0.7%			
LyondellBasell Industries NV, A	United States	88,000	6,046,480
Diversified Metals & Mining 10.6%			
BHP Billiton PLC, ADR	United Kingdom	271,000	15,484,940
Freeport-McMoRan Copper & Gold Inc., B	United States	523,000	14,790,440
Glencore Xstrata PLC	Switzerland	2,177,700	9,192,332
Iluka Resources Ltd.	Australia	215,000	2,130,238
[a]Imperial Metals Corp.	Canada	417,000	4,140,166
[a]Inova Resources Ltd.	Australia	4,106,290	646,094
[a]MMG Ltd.	China	12,788,000	3,083,373
[a,c]Molycorp Inc.	United States	722,350	5,388,731
[a]Nautilus Minerals Inc.	Canada	746,000	261,410
PanAust Ltd.	Australia	2,094,687	3,691,333
Rio Tinto PLC, ADR	United Kingdom	217,000	9,762,830
[a]Sandfire Resources NL	Australia	880,667	4,331,188
Teck Resources Ltd., B	Canada	486,000	11,386,980
[a]Turquoise Hill Resources Ltd.	Canada	451,100	1,817,933
Walter Energy Inc.	United States	121,250	1,356,788
			87,464,776
Fertilizers & Agricultural Chemicals 1.4%			
The Mosaic Co.	United States	171,000	7,026,390
Potash Corp. of Saskatchewan Inc.	Canada	155,000	4,495,000
			11,521,390
Gold 5.0%			
AngloGold Ashanti Ltd., ADR	South Africa	218,000	2,871,060
[a]B2Gold Corp.	Canada	991,600	2,895,605
Barrick Gold Corp.	Canada	278,000	4,717,660
[a]G-Resources Group Ltd.	Hong Kong	61,505,900	2,180,878
Goldcorp Inc.	Canada	331,000	9,344,130
Newcrest Mining Ltd.	Australia	300,000	3,298,798
[a]Osisko Mining Corp.	Canada	927,000	3,861,936
[a,d]Osisko Mining Corp., 144A	Canada	485,000	2,020,538
Randgold Resources Ltd., ADR	United Kingdom	95,500	7,092,785
[a]Romarco Minerals Inc.	Canada	3,575,000	1,739,913
[a]Silver Lake Resources Ltd.	Australia	947,600	690,110
[a]St. Barbara Ltd.	Australia	2,328,861	1,036,470
			41,749,883
Independent Power Producers & Energy Traders 0.1%			
[a]Alterra Power Corp.	Canada	2,609,800	812,903
Integrated Oil & Gas 14.0%			
BP PLC, ADR	United Kingdom	186,000	7,707,840
Chevron Corp.	United States	168,000	21,149,520
Exxon Mobil Corp.	United States	222,000	20,812,500
Hess Corp.	United States	113,000	8,413,980
Occidental Petroleum Corp.	United States	314,000	27,961,700
Petroleo Brasileiro SA, ADR	Brazil	407,000	5,551,480
Royal Dutch Shell PLC, A, ADR	United Kingdom	126,000	8,612,100

Total SA, B, ADR	France	291,700	15,474,685
			115,683,805
Oil & Gas Drilling 3.6%			
Ensco PLC, A	United States	208,519	11,956,479
Noble Corp.	United States	140,000	5,348,000
ªPioneer Energy Services Corp.	United States	779,937	5,287,973
ªRowan Cos. PLC	United States	215,000	7,385,250
			29,977,702
Oil & Gas Equipment & Services 24.0%			
Baker Hughes Inc.	United States	128,100	6,075,783
ªC&J Energy Services Inc.	United States	250,000	4,837,500
ªCameron International Corp.	United States	219,000	12,986,700
ªDresser-Rand Group Inc.	United States	103,000	6,269,610
ªDril-Quip Inc.	United States	72,900	6,627,339
ªFMC Technologies Inc.	United States	213,000	11,352,900
ªForum Energy Technologies Inc.	United States	153,700	4,438,856
Halliburton Co.	United States	637,000	28,786,030
ªHornbeck Offshore Services Inc.	United States	116,000	6,142,200
ªKey Energy Services Inc.	United States	1,478,000	9,370,520
National Oilwell Varco Inc.	United States	225,000	15,788,250
Oceaneering International Inc.	United States	99,000	8,027,910
ªOil States International Inc.	United States	64,000	6,222,720
ªPHI Inc., non-voting	United States	126,000	4,435,200
ªRigNet Inc.	United States	162,800	4,444,440
Schlumberger Ltd.	United States	468,804	38,127,829
ªSuperior Energy Services Inc.	United States	424,000	10,862,880
Tidewater Inc.	United States	98,500	5,810,515
ªWeatherford International Ltd.	United States	608,000	8,487,680
			199,094,862
Oil & Gas Exploration & Production 30.9%			
Anadarko Petroleum Corp.	United States	387,000	34,257,240
Apache Corp.	United States	159,000	12,759,750
Cabot Oil & Gas Corp., A	United States	167,000	12,661,940
Canadian Natural Resources Ltd.	Canada	379,300	11,751,710
Cimarex Energy Co.	United States	82,000	6,267,260
ªCobalt International Energy Inc.	United States	394,000	11,366,900
ªConcho Resources Inc.	United States	48,600	4,358,934
Devon Energy Corp.	United States	391,000	21,508,910
EnCana Corp.	Canada	681,000	11,931,120
ªGran Tierra Energy Inc.	Canada	1,086,000	6,678,900
ªKosmos Energy Ltd.	United States	389,370	4,111,747
Marathon Oil Corp.	United States	332,000	12,071,520
ªMEG Energy Corp.	Canada	187,600	5,728,342
Noble Energy Inc.	United States	285,200	17,822,148
Pacific Rubiales Energy Corp.	Colombia	117,976	2,293,260
ªPDC Energy Inc.	United States	76,600	4,224,490
QEP Resources Inc.	United States	196,000	5,976,040
ªRex Energy Corp.	United States	370,000	7,100,300
SM Energy Co.	United States	180,000	12,371,400
ªSouthwestern Energy Co.	United States	533,000	20,675,070
ªSynergy Resources Corp.	United States	307,500	2,383,125
ªTriangle Petroleum Corp.	United States	883,086	6,269,911
Tullow Oil PLC	United Kingdom	540,100	8,522,140
ªWhiting Petroleum Corp.	United States	259,289	13,345,605
			256,437,762
Oil & Gas Refining & Marketing 1.5%			
Phillips 66	United States	132,500	8,148,750
Valero Energy Corp.	United States	111,000	3,970,470
			12,119,220
Precious Metals & Minerals 0.8%			
ªMAG Silver Corp.	Canada	183,300	1,084,795
ªNorth American Palladium Ltd.	Canada	1,044,900	1,285,227
ªTahoe Resources Inc.	Canada	23,000	347,905

	Country	Shares/Principal Amount	Value
[a,d] Tahoe Resources Inc., 144A	Canada	233,000	3,524,427
			6,242,354
Specialty Chemicals 0.6%			
Celanese Corp., A	United States	107,300	5,156,838
Steel 0.6%			
[c] Cliffs Natural Resources Inc.	United States	238,000	4,643,380
Total Common Stocks (Cost $659,070,173)			798,716,889
Convertible Preferred Stocks 1.5%			
Oil & Gas Exploration & Production 1.5%			
[d] Sanchez Energy Corp., 4.88%, cvt. pfd., 144A	United States	140,000	8,545,516
[d] Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	60,000	3,654,600
Total Convertible Preferred Stocks (Cost $10,000,000)			12,200,116
Preferred Stocks (Cost $2,376,164) 0.0%			
Coal & Consumable Fuels 0.0%			
[a,b] Energy Coal Resources, 144A, pfd.	United States	29,847	—
		Principal Amount	
Convertible Bonds (Cost $4,453,000) 0.4%			
Diversified Metals & Mining 0.4%			
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	$ 4,453,000	3,704,339
Total Investments before Short Term Investments (Cost $675,899,337)			814,621,344
Short Term Investments 4.1%			
		Shares	
Money Market Funds (Cost $24,358,011) 2.9%			
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	24,358,011	24,358,011
Investments from Cash Collateral Received for Loaned Securities (Cost $9,550,000) 1.2%			
Money Market Funds 1.2%			
[f] BNY Mellon Overnight Government Fund, 0.028%	United States	9,550,000	9,550,000
Total Investments (Cost $709,807,348) 102.4%			848,529,355
Other Assets, less Liabilities (2.4)%			(19,536,545)
Net Assets 100.0%			$ 828,992,810

[a] Non-income producing.
[b] See Note 6 regarding restricted securities.
[c] A portion or all of the security is on loan at July 31, 2013.
[d] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $17,745,081, representing 2.14% of net assets.
[e] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[f] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Small Cap Growth Fund	Shares		Value
Common Stocks 92.8%			
Consumer Discretionary 18.8%			
[a]Blue Nile Inc.	149,000	$	5,785,671
[a]Buffalo Wild Wings Inc.	79,500		8,234,610
[a]Citi Trends Inc.	369,000		5,199,210
[a]Grand Canyon Education Inc.	295,900		10,007,338
[a]HomeAway Inc.	328,300		9,885,113
[a]Iconix Brand Group Inc.	278,500		9,145,940
[a]Imax Corp. (Canada)	399,700		10,064,446
[a]Jack in the Box Inc.	179,700		7,204,173
Lithia Motors Inc.	149,695		9,766,102
[a]M/I Homes Inc.	302,000		6,420,520
[a]Mattress Firm Holding Corp.	187,000		7,638,950
[a,b]Noodles & Co.	90,000		3,903,300
[a,b]Outerwall Inc.	92,100		5,088,525
[a]RetailMeNot Inc.	22,800		648,660
[a]Shutterfly Inc.	272,500		14,603,275
[a]Tenneco Inc.	241,300		11,662,029
[a]Under Armour Inc., A	46,900		3,148,397
[a]Vitamin Shoppe Inc.	152,300		7,314,969
Wolverine World Wide Inc.	126,100		7,252,011
			142,973,239
Consumer Staples 5.2%			
[a]Boston Beer Inc., A	40,600		7,266,588
Casey's General Stores Inc.	110,600		7,325,038
[a]Hain Celestial Group Inc.	105,300		7,682,688
[a]SonOpta Inc. (Canada)	1,013,700		8,190,696
[a]TreeHouse Foods Inc.	131,600		9,342,284
			39,807,294
Energy 5.7%			
[a]C&J Energy Services Inc.	345,200		6,679,620
[a]Key Energy Services Inc.	1,089,000		6,904,260
[a]Pioneer Energy Services Corp.	929,800		6,304,044
[a]Rex Energy Corp.	490,600		9,414,614
[a,b]Sanchez Energy Corp.	442,000		10,453,300
[a]Synergy Resources Corp.	508,000		3,937,000
			43,692,838
Financials 4.9%			
CyrusOne Inc.	52,500		1,068,375
Evercore Partners Inc.	202,600		9,607,292
[a]Independent Bank Group Inc.	66,913		2,327,234
Manning & Napier Inc.	264,900		4,754,955
[a]Signature Bank/New York NY	34,000		3,112,700
TCF Financial Corp.	233,900		3,564,636
[a]Virtus Investment Partners Inc.	40,200		7,497,300
[a]Western Alliance Bancorp	311,000		5,514,030
			37,446,522
Health Care 14.9%			
[a,b]Amarin Corp. PLC, ADR (United Kingdom)	720,600		3,934,476
[a]AP Pharma Inc.	3,669,400		1,706,271
[a]Celldex Therapeutics Inc.	355,600		7,282,688
[a]DexCom Inc.	512,700		11,166,606
[a]EXACT Sciences Corp.	314,200		4,310,824
[a]Greatbatch Inc.	273,300		10,330,740
[a]HeartWare International Inc.	68,400		6,321,528
[a]HMS Holdings Corp.	368,200		8,906,758
[a]Impax Laboratories Inc.	325,400		6,748,796
[a]InterMune Inc.	308,834		4,790,015
[a]MWI Veterinary Supply Inc.	52,600		7,478,142
[a]Neogen Corp.	97,500		5,506,800

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[a] PAREXEL International Corp.	240,000	11,868,000
[a] Puma Biotechnology Inc.	124,500	6,363,195
[a] Sagent Pharmaceuticals Inc.	169,200	3,676,716
[a] Thoratec Corp.	158,400	5,193,936
[a] Vanguard Health Systems Inc.	154,300	3,226,413
[a] Volcano Corp.	247,300	4,938,581
		113,750,485
Industrials 16.6%		
[a] The Advisory Board Co.	170,800	10,024,252
Allegiant Travel Co.	71,000	6,913,980
Altra Holdings Inc.	343,200	8,559,408
[a] Astronics Corp.	204,400	8,075,844
[a] Colfax Corp.	63,800	3,385,866
[a] DigitalGlobe Inc.	298,100	9,658,440
[a,b] Echo Global Logistics Inc.	526,000	11,451,020
Exponent Inc.	29,008	1,918,009
[a] Hexcel Corp.	192,600	6,781,446
[a] Hub Group Inc., A	204,100	7,806,825
[a] Huron Consulting Group Inc.	159,900	8,145,306
Interface Inc.	568,200	10,790,118
[a] The Keyw Holding Corp.	382,013	4,901,227
The Manitowoc Co. Inc.	511,700	10,505,201
[a] Mobile Mini Inc.	305,600	10,546,256
[a] Spirit Airlines Inc.	217,400	7,185,070
		126,648,268
Information Technology 25.5%		
Advent Software Inc.	236,400	6,957,252
[a] Blackhawk Network Holdings Inc.	58,900	1,437,160
[a] Bottomline Technologies Inc.	429,204	12,476,960
[a] BroadSoft Inc.	352,000	10,503,680
[a] Cavium Inc.	208,900	7,637,384
[a] CIBER Inc.	1,118,000	4,069,520
Cognex Corp.	191,700	10,181,187
[a] Demandware Inc.	266,800	11,851,256
[a] Envestnet Inc.	220,000	5,475,800
[a] EVERTEC Inc. (Puerto Rico)	161,600	3,862,240
[a] Fabrinet	313,002	4,635,560
[a] FARO Technologies Inc.	291,200	10,695,776
[a] Guidewire Software Inc.	105,300	4,607,928
[a] Ixia	576,500	8,013,350
[a] Lattice Semiconductor Corp.	2,242,800	11,572,848
Methode Electronics Inc.	96,200	1,817,218
[a] Nanometrics Inc.	161,300	2,477,568
National Instruments Corp.	193,400	5,451,946
Power Integrations Inc.	174,600	9,629,190
[a] Sapient Corp.	653,820	8,963,872
[a] Semtech Corp.	333,200	10,079,300
[a] Shoretel Inc.	592,400	2,304,436
[a] Silicon Laboratories Inc.	209,800	8,194,788
[a] ViaSat Inc.	125,000	8,348,750
[a] Volterra Semiconductor Corp.	669,218	10,085,115
[a] Yelp Inc.	306,800	12,824,240
		194,154,324
Materials 1.2%		
H.B. Fuller Co.	232,200	9,322,830
Total Common Stocks (Cost $534,752,468)		707,795,800
Short Term Investments 10.1%		
Money Market Funds (Cost $54,675,426) 7.1%		
[a,c] Institutional Fiduciary Trust Money Market Portfolio	54,675,426	54,675,426

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Investments from Cash Collateral Received for Loaned Securities (Cost $22,797,375) 3.0%		
Money Market Funds 3.0%		
[d]BNY Mellon Overnight Government Fund, 0.028%	22,797,375	22,797,375
Total Investments (Cost $612,225,269) 102.9%		785,268,601
Other Assets, less Liabilities (2.9)%		(22,339,687)
Net Assets 100.0%		$ 762,928,914

[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2013.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[d]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares/Warrants	Value
Common Stocks and Other Equity Interests 97.9%		
Consumer Discretionary 24.8%		
[a]AMC Networks Inc., A	449,200	$ 30,662,392
[a]Bally Technologies Inc.	190,400	13,647,872
[a]BorgWarner Inc.	351,400	33,534,102
[a]BRP Inc. (Canada)	556,100	14,950,584
[a,b]BRP Inc., 144A (Canada)	164,400	4,419,845
[a]Buffalo Wild Wings Inc.	402,900	41,732,382
[a]Charter Communications Inc., A	141,100	17,741,914
[a]Chipotle Mexican Grill Inc.	132,700	54,708,229
Delphi Automotive PLC (United Kingdom)	431,300	23,169,436
Dick's Sporting Goods Inc.	746,000	38,351,860
[a]Discovery Communications Inc., A	127,900	10,196,188
[a]Dollar General Corp.	765,200	41,833,484
GNC Holdings Inc., A	1,201,600	63,420,448
[a]HomeAway Inc.	755,900	22,760,149
[a]Imax Corp. (Canada)	441,800	11,124,524
[a]Jarden Corp.	908,928	41,328,956
[a]Liberty Media Corp., A	230,000	33,057,900
[a]Lululemon Athletica Inc. (Canada)	310,800	21,622,356
[a]Michael Kors Holdings Ltd.	370,200	24,929,268
[a]NVR Inc.	6,800	6,294,080
PetSmart Inc.	376,500	27,567,330
Ralph Lauren Corp.	270,500	49,247,230
[a]RetailMeNot Inc.	115,000	3,271,750
Ross Stores Inc.	505,500	34,106,085
The Ryland Group Inc.	425,300	17,199,132
[a]Shutterfly Inc.	276,700	14,828,353
Sinclair Broadcast Group Inc., A	131,900	3,720,899
Starwood Hotels & Resorts Worldwide Inc.	484,600	32,056,290
[a]Tenneco Inc.	653,200	31,569,156
Tractor Supply Co.	337,300	40,857,149
[a]Ulta Salon Cosmetics & Fragrance Inc.	232,100	23,418,890
[a]Under Armour Inc., A	498,700	33,477,731
Wolverine World Wide Inc.	1,037,800	59,683,878
Wynn Resorts Ltd.	194,400	25,880,472
		946,370,314
Consumer Staples 4.8%		
[a]Boston Beer Inc., A	189,300	33,880,914
Mead Johnson Nutrition Co., A	626,700	45,648,828
[a]Monster Beverage Corp.	449,800	27,433,302
[a]TreeHouse Foods Inc.	417,300	29,624,127
Whole Foods Market Inc.	855,400	47,543,132
		184,130,303
Energy 5.2%		
Cabot Oil & Gas Corp., A	208,755	15,827,804
[a]Cameron International Corp.	433,600	25,712,480
[a]Cobalt International Energy Inc.	928,300	26,781,455
[a]FMC Technologies Inc.	421,600	22,471,280
[a]McDermott International Inc.	1,458,200	12,613,430
Oceaneering International Inc.	321,500	26,070,435
Range Resources Corp.	67,700	5,355,070
SM Energy Co.	307,400	21,127,602
[a]Southwestern Energy Co.	494,300	19,173,897
[a]Superior Energy Services Inc.	936,300	23,988,006
		199,121,459
Financials 6.2%		
[a]Affiliated Managers Group Inc.	403,400	72,753,190
Digital Realty Trust Inc.	205,600	11,367,624
[a]IntercontinentalExchange Inc.	260,548	47,536,983

Jones Lang LaSalle Inc.	181,200	16,494,636
Lazard Ltd., A	826,200	30,040,632
[a]Signature Bank/New York NY	447,100	40,932,005
T. Rowe Price Group Inc.	218,700	16,454,988
		235,580,058
Health Care 16.4%		
[a]Actavis Inc.	465,800	62,542,966
Agilent Technologies Inc.	537,700	24,051,321
[a]Alexion Pharmaceuticals Inc.	218,700	25,419,501
[a]Alnylam Pharmaceuticals Inc.	17,200	794,124
[a,c]Amarin Corp. PLC, ADR (United Kingdom)	1,722,000	9,402,120
[a]ARIAD Pharmaceuticals Inc.	874,800	16,253,784
[a]BioMarin Pharmaceutical Inc.	195,100	12,613,215
[a]CareFusion Corp.	363,400	14,016,338
[a]Catamaran Corp. (Canada)	544,300	28,739,040
[a]Celldex Therapeutics Inc.	1,365,000	27,955,200
[a]Cerner Corp.	606,300	29,708,700
The Cooper Cos. Inc.	203,500	25,915,725
[a]DaVita HealthCare Partners Inc.	301,300	35,074,333
[a]Edwards Lifesciences Corp.	190,400	13,590,752
[a]HeartWare International Inc.	168,700	15,591,254
[a]HMS Holdings Corp.	486,000	11,756,340
[a]Hologic Inc.	413,100	9,377,370
[a]Illumina Inc.	236,200	18,853,484
[a]Jazz Pharmaceuticals PLC	216,400	16,340,364
[a]Laboratory Corp. of America Holdings	431,200	41,714,288
[a]Medivation Inc.	364,500	21,093,615
[a]Mettler-Toledo International Inc.	150,700	33,244,420
[a]Onyx Pharmaceuticals Inc.	97,200	12,762,360
[a]Pharmacyclics Inc.	113,800	12,362,094
[a]Quintiles Transnational Holdings Inc.	465,100	20,859,735
St. Jude Medical Inc.	407,800	21,364,642
[a,c,d]Stereotaxis Inc.	126,890	664,904
[a,b,d]Stereotaxis Inc., 144A	515,576	2,701,618
[a,d,e]Stereotaxis Inc., wts., 144A, 5/07/18	515,576	2,669,369
[a]Vertex Pharmaceuticals Inc.	325,000	25,935,000
[a]Waters Corp.	306,200	30,907,828
		624,275,804
Industrials 18.8%		
[a]The Advisory Board Co.	404,200	23,722,498
Allegiant Travel Co.	340,348	33,143,088
AMETEK Inc.	1,464,950	67,797,886
[a]B/E Aerospace Inc.	389,600	27,159,016
[a]Colfax Corp.	511,800	27,161,226
[a]Delta Air Lines Inc.	1,527,500	32,428,825
[a]DigitalGlobe Inc.	986,700	31,969,080
Flowserve Corp.	445,300	25,239,604
[a]Genesee & Wyoming Inc.	309,500	27,749,770
[a]Hertz Global Holdings Inc.	357,600	9,158,136
[a]Hexcel Corp.	721,900	25,418,099
Hubbell Inc., B	150,500	16,156,175
[a]IHS Inc., A	285,000	31,287,300
Interface Inc.	440,900	8,372,691
J.B. Hunt Transport Services Inc.	317,400	23,782,782
Kansas City Southern	237,500	25,590,625
The Manitowoc Co. Inc.	1,661,600	34,112,648
Nielsen Holdings NV	335,400	11,209,068
Pall Corp.	375,200	26,248,992
Robert Half International Inc.	913,500	34,018,740
Rockwell Automation Inc.	279,700	27,088,945
Roper Industries Inc.	453,130	57,076,255
Triumph Group Inc.	322,800	25,326,888
[a]United Rentals Inc.	516,100	29,582,852
[a]Verisk Analytics Inc., A	257,600	16,579,136

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

W.W. Grainger Inc.	71,400	18,716,796
		716,097,121
Information Technology 17.7%		
[a]Alliance Data Systems Corp.	186,800	36,945,304
[a]ANSYS Inc.	566,200	45,205,408
Avago Technologies Ltd. (Singapore)	1,080,200	39,621,736
[a]Bottomline Technologies Inc.	583,200	16,953,624
[a]BroadSoft Inc.	729,000	21,753,360
Cognex Corp.	342,400	18,184,864
[a]Electronic Arts Inc.	877,100	22,909,852
[a]Equinix Inc.	58,700	10,527,845
[a]FleetCor Technologies Inc.	396,000	35,548,920
[a]Hittite Microwave Corp.	554,047	34,616,856
[a]Lam Research Corp.	571,400	28,124,308
[a]LinkedIn Corp., A	172,800	35,214,912
National Instruments Corp.	404,916	11,414,582
[a]NetSuite Inc.	243,000	22,815,270
[a]Nuance Communications Inc.	708,746	13,296,075
[a]NXP Semiconductors NV (Netherlands)	1,261,600	41,191,240
[a]Palo Alto Networks Inc.	312,400	15,288,856
[a]Pandora Media Inc.	826,200	15,152,508
RDA Microelectronics Inc., ADR (China)	461,400	5,195,364
[a]Red Hat Inc.	310,400	16,069,408
[a]Semtech Corp.	534,400	16,165,600
[a]Silicon Laboratories Inc.	685,226	26,764,928
[a]Stratasys Ltd.	119,800	10,620,270
[a]Trimble Navigation Ltd.	1,795,100	51,232,154
[a]ViaSat Inc.	393,100	26,255,149
[a]Workday Inc.	30,900	2,110,161
Xilinx Inc.	1,142,300	53,333,987
		672,512,541
Materials 1.8%		
Airgas Inc.	242,400	25,018,104
Cytec Industries Inc.	243,000	18,929,700
H.B. Fuller Co.	628,233	25,223,555
		69,171,359
Telecommunication Services 1.2%		
[a]SBA Communications Corp.	623,700	46,209,933
Utilities 1.0%		
[a]Calpine Corp.	1,816,400	36,346,164
Total Common Stocks and Other Equity Interests (Cost $2,335,958,168)		3,729,815,056
Short Term Investments 1.7%		
Money Market Funds (Cost $55,673,555) 1.5%		
[a,f]Institutional Fiduciary Trust Money Market Portfolio	55,673,555	55,673,555
Investments from Cash Collateral Received for Loaned Securities (Cost $8,978,350) 0.2%		
Money Market Funds 0.2%		
[g]BNY Mellon Overnight Government Fund, 0.028%	8,978,350	8,978,350
Total Investments (Cost $2,400,610,073) 99.6%		3,794,466,961
Other Assets, less Liabilities 0.4%		17,075,634
Net Assets 100.0%		$ 3,811,542,595

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[a] Non-income producing.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $7,121,463, representing 0.19% of net assets.

[c] A portion or all of the security is on loan at July 31, 2013.

[d] See Note 7 regarding holdings of 5% voting securities.

[e] See Note 6 regarding restricted securities.

[f] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[g] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
RDA - Redevelopment Agency/Authority

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited)

Franklin Strategic Income Fund	Country	Shares		Value
Common Stocks and Other Equity Interests 0.1%				
Consumer Durables & Apparel 0.0%				
[a,b]Comfort Co. Inc., Escrow Account	United States	63,156		$ —
Consumer Services 0.1%				
[a,c,d]Turtle Bay Resort	United States	5,579,939		5,133,544
Materials 0.0%†				
[a,b]NewPage Corp., Litigation Trust	United States	14,000,000		—
[a]NewPage Holdings Inc.	United States	56,000		4,900,000
				4,900,000
Transportation 0.0%†				
[a,c,e]CEVA Holdings LLC	United Kingdom	1,570		1,412,973
Total Common Stocks and Other Equity Interests (Cost $21,208,301)				11,446,517
Convertible Preferred Stocks 0.0%†				
Transportation 0.0%†				
[a,c,e]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		74,400
[a,c,e]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		3,058,704
Total Convertible Preferred Stocks (Cost $5,149,789)				3,133,104
Preferred Stocks (Cost $3,845,000) 0.1%				
Diversified Financials 0.1%				
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		4,083,390
		Principal Amount*		
Corporate Bonds 38.1%				
Automobiles & Components 0.6%				
[f]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	8,600,000	EUR	11,883,008
Ford Motor Credit Co. LLC, senior note,				
6.625%, 8/15/17	United States	3,000,000		3,424,779
5.00%, 5/15/18	United States	4,000,000		4,348,332
8.125%, 1/15/20	United States	4,000,000		4,935,904
5.75%, 2/01/21	United States	8,000,000		8,835,632
5.875%, 8/02/21	United States	3,000,000		3,334,503
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	15,000,000		15,750,000
				52,512,158
Banks 1.6%				
[f]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	30,000,000		28,950,000
CIT Group Inc., senior note,				
5.375%, 5/15/20	United States	6,900,000		7,245,000
5.00%, 8/15/22	United States	18,000,000		17,921,826
[f]144A, 6.625%, 4/01/18	United States	7,000,000		7,770,000
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	22,600,000		24,039,055
Regions Bank, sub. note, 7.50%, 5/15/18	United States	8,000,000		9,469,360
Regions Financial Corp., senior note,				
7.75%, 11/10/14	United States	3,101,000		3,347,405
5.75%, 6/15/15	United States	1,200,000		1,288,825
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	10,000,000		9,643,750
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	18,016,727
				127,691,948
Capital Goods 1.2%				
[f]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	18,000,000		17,021,250
Case New Holland Inc., senior note,				
7.75%, 9/01/13	United States	2,000,000		2,010,000
7.875%, 12/01/17	United States	6,900,000		8,124,750
[f]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	10,000,000	EUR	14,075,178
[f]Loxam SAS, senior sub. note, 144A, 7.375%, 1/24/20	France	8,000,000	EUR	10,731,361
Meritor Inc., senior note,				
10.625%, 3/15/18	United States	15,000,000		16,425,000
6.75%, 6/15/21	United States	4,000,000		4,000,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		12,535,500

Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,450,000
				100,373,039
Commercial & Professional Services 0.2%				
[f]Algeco Scotsman Global Finance PLC,				
first lien, 144A, 9.00%, 10/15/18	United Kingdom	2,000,000	EUR	2,768,479
secured note, 144A, 8.50%, 10/15/18	United Kingdom	15,000,000		15,525,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	1,300,000		1,439,750
				19,733,229
Consumer Durables & Apparel 0.5%				
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	8,000,000		8,970,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	9,600,000		10,512,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	8,000,000		8,840,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	15,000,000		14,250,000
				42,572,000
Consumer Services 1.2%				
[f]Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%,				
2/15/20	United States	2,000,000		1,895,000
2/15/20	United States	1,900,000		1,786,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	14,000,000		15,610,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	22,000,000		22,921,250
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	15,000,000		16,237,500
7.50%, 6/01/16	United States	1,000,000		1,107,500
10.00%, 11/01/16	United States	1,000,000		1,200,000
8.625%, 2/01/19	United States	700,000		814,625
6.75%, 10/01/20	United States	1,800,000		1,919,250
6.625%, 12/15/21	United States	10,000,000		10,562,500
7.75%, 3/15/22	United States	2,000,000		2,225,000
Pinnacle Entertainment Inc.,				
senior note, 8.625%, 8/01/17	United States	5,000,000		5,221,875
senior sub. note, 7.75%, 4/01/22	United States	2,200,000		2,315,500
[f,g]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	4,900,000		4,945,962
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	8,000,000		7,940,000
				96,701,962
Diversified Financials 4.5%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	28,000,000		32,620,000
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		24,805,000
senior note, 5.65%, 5/01/18	United States	10,000,000		11,257,780
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	5,000,000		5,732,050
senior note, 5.375%, 8/09/20	United States	15,000,000		16,857,150
sub. note, 4.05%, 7/30/22	United States	5,000,000		4,872,345
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	32,000,000		29,047,520
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	10,000,000		10,675,000
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	94,000,000	MXN	8,253,864
sub. note, 5.30%, 2/11/21	United States	15,000,000		16,472,550
[f]General Motors Financial Co. Inc.,				
senior bond, 144A, 4.25%, 5/15/23	United States	3,700,000		3,561,250
senior note, 144A, 3.25%, 5/15/18	United States	2,100,000		2,058,000
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	4,000,000		4,630,000
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	20,000,000		19,789,340
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	8,100,000		9,396,000
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	10,000,000		11,050,000
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	5,000,000		5,757,520
[h]junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		9,862,500
senior note, 4.25%, 10/15/20	United States	15,000,000		15,829,665
senior note, 3.25%, 9/23/22	United States	5,000,000		4,771,820
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,310,000
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	20,000,000		22,799,120

Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000	11,441,150
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	12,000,000	12,910,632
5.50%, 7/24/20	United States	10,000,000	10,996,740
5.50%, 7/28/21	United States	5,000,000	5,487,680
†Neuberger Berman Group LLC/Finance Corp., senior note, 144A,			
5.625%, 3/15/20	United States	4,000,000	4,190,000
5.875%, 3/15/22	United States	10,000,000	10,400,000
†Nuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	3,000,000	3,052,500
9.50%, 10/15/20	United States	12,000,000	12,210,000
SLM Corp., senior note, 8.45%, 6/15/18	United States	11,400,000	13,168,368
			363,265,544
Energy 8.1%			
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	7,300,000	7,683,250
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	8,000,000	8,580,000
7.25%, 8/01/19	United States	1,000,000	1,060,000
Apache Corp., senior bond, 2.625%, 1/15/23	United States	25,000,000	23,240,100
CGG, senior note,			
9.50%, 5/15/16	France	600,000	633,000
7.75%, 5/15/17	France	10,000,000	10,300,000
6.50%, 6/01/21	France	7,000,000	7,210,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	8,000,000	8,960,000
8.25%, 9/01/21	United States	8,000,000	8,500,000
7.625%, 11/15/22	United States	1,400,000	1,438,500
CHC Helicopter SA,			
senior note, 9.375%, 6/01/21	Canada	3,200,000	3,192,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	18,000,000	18,821,250
Chesapeake Energy Corp., senior note,			
9.50%, 2/15/15	United States	1,000,000	1,112,500
7.25%, 12/15/18	United States	1,000,000	1,132,500
6.625%, 8/15/20	United States	16,000,000	17,440,000
6.125%, 2/15/21	United States	6,000,000	6,390,000
5.75%, 3/15/23	United States	14,000,000	14,140,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	7,700,000	8,248,625
8.25%, 4/01/20	United States	8,000,000	8,660,000
6.375%, 3/01/21	United States	1,000,000	1,017,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,			
8.875%, 2/15/18	United States	15,000,000	16,050,000
7.125%, 6/01/22	United States	700,000	726,250
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	9,000,000	9,714,843
senior note, 7.00%, 6/15/17	United States	3,500,000	3,918,442
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	30,000,000	33,937,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,721,830
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000	16,725,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	10,000,000	11,275,000
†Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	20,000,000	21,200,000
†Gaz Capital SA (OJSC Gazprom), loan participation,			
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000	8,659,200
senior note, 144A, 5.092%, 11/29/15	Russia	12,000,000	12,761,040
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	9,518,400
Halcon Resources Corp., senior note,			
9.75%, 7/15/20	United States	4,000,000	4,170,000
8.875%, 5/15/21	United States	12,000,000	12,180,000
†Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	18,541,798
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	2,000,000	1,950,000
8.625%, 4/15/20	United States	10,000,000	10,450,000
7.75%, 2/01/21	United States	10,000,000	10,150,000
†144A, 6.25%, 11/01/19	United States	8,000,000	7,560,000

[f]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	30,000,000		28,217,550
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,				
8.875%, 4/01/18	United States	7,816,000		8,363,120
[f]144A, 7.25%, 2/15/21	United States	5,200,000		5,304,000
[f]Midstates Petroleum Co. Inc./LLC, senior note, 144A, 9.25%, 6/01/21	United States	10,000,000		9,837,500
Offshore Group Investment Ltd.,				
[f]first lien, 144A, 7.125%, 4/01/23	United States	10,000,000		10,075,000
senior secured note, first lien, 7.50%, 11/01/19	United States	10,800,000		11,353,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	15,400,000		15,862,000
Peabody Energy Corp., senior note,				
7.375%, 11/01/16	United States	2,000,000		2,240,000
6.00%, 11/15/18	United States	5,000,000		5,137,500
6.50%, 9/15/20	United States	8,300,000		8,445,250
6.25%, 11/15/21	United States	20,000,000		19,700,000
[f]Penn Virginia Corp., senior note, 144A, 8.50%, 5/01/20	United States	10,000,000		10,150,000
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,				
8.375%, 6/01/20	United States	10,000,000		10,675,000
[f]144A, 6.50%, 5/15/21	United States	5,000,000		4,862,500
Petrohawk Energy Corp., senior note,				
10.50%, 8/01/14	United States	5,000,000		5,268,750
7.25%, 8/15/18	United States	3,500,000		3,841,250
6.25%, 6/01/19	United States	5,000,000		5,512,500
Plains Exploration & Production Co., senior note,				
6.125%, 6/15/19	United States	1,700,000		1,822,628
8.625%, 10/15/19	United States	1,000,000		1,107,942
6.625%, 5/01/21	United States	4,000,000		4,264,452
6.75%, 2/01/22	United States	2,000,000		2,143,712
6.875%, 2/15/23	United States	6,000,000		6,473,430
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	14,000,000		14,472,500
Quicksilver Resources Inc.,				
[f,i]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	12,000,000		11,340,000
senior note, 9.125%, 8/15/19	United States	5,000,000		4,375,000
[f]Sabine Pass Liquefaction LLC,				
144A, 5.625%, 4/15/23	United States	6,200,000		6,076,000
secured note, 144A, 5.625%, 2/01/21	United States	17,300,000		17,105,375
[f]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	20,000,000		21,300,000
[f]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	9,300,000		9,323,250
SandRidge Energy Inc., senior note,				
8.125%, 10/15/22	United States	900,000		918,000
7.50%, 2/15/23	United States	900,000		886,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	18,000,000		19,125,000
				663,547,737
Food & Staples Retailing 0.6%				
[f]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	20,000,000		19,164,800
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	6,200,000		6,982,750
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	22,000,000		21,950,412
[f]Sun Merger Sub Inc., senior note, 144A,				
5.25%, 8/01/18	United States	2,500,000		2,507,813
5.875%, 8/01/21	United States	2,000,000		2,008,750
				52,614,525
Food, Beverage & Tobacco 1.1%				
[f]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000		5,459,000
[f]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	United Kingdom	12,000,000	EUR	17,688,333
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	4,600,000		4,347,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	20,000,000		21,000,000
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	8,000,000		8,522,400
[f]144A, 8.25%, 2/01/20	United States	14,000,000		14,910,000
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	20,000,000		20,079,620
				92,006,353
Health Care Equipment & Services 1.2%				
[f]Alere Inc., senior sub. note, 144A, 6.50%, 6/15/20	United States	4,900,000		5,028,625
[f]Cegedim SA, senior note, 144A, 6.75%, 4/01/20	France	8,500,000	EUR	11,115,899

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

CHS/Community Health Systems Inc.,				
senior note, 8.00%, 11/15/19	United States	10,200,000		10,824,750
senior note, 7.125%, 7/15/20	United States	6,000,000		6,150,000
senior secured note, 5.125%, 8/15/18	United States	6,000,000		6,135,000
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	10,000,000		10,175,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	7,000,000		7,630,000
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	3,000,000		3,270,000
senior note, 7.50%, 2/15/22	United States	8,100,000		9,153,000
senior note, 5.875%, 5/01/23	United States	15,000,000		15,187,500
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,863,625
senior secured note, 5.875%, 3/15/22	United States	10,000,000		10,587,500
Hologic Inc., senior note, 6.25%, 8/01/20	United States	4,700,000		4,999,625
				102,120,524
Household & Personal Products 0.1%				
Avon Products Inc., senior bond, 5.00%, 3/15/23	United States	4,800,000		4,797,221
Insurance 0.6%				
[f]MetLife Capital Trust X, secured bond, 144A, 9.25% to 4/08/38, FRN thereafter, 4/08/68	United States	1,900,000		2,536,500
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	20,000,000		20,925,000
[f]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	20,000,000		22,228,600
				45,690,100
Materials 4.4%				
ArcelorMittal, senior note,				
6.00%, 3/01/21	Luxembourg	20,000,000		20,154,100
6.75%, 2/25/22	Luxembourg	15,000,000		15,658,500
[f]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,412,500
[f]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,				
secured note, 144A, 4.875%, 11/15/22	Luxembourg	1,500,000		1,467,188
senior note, 144A, 7.00%, 11/15/20	Luxembourg	3,600,000		3,573,000
senior secured note, first lien, 144A, 7.375%, 10/15/17	Luxembourg	3,100,000		3,317,000
[f]Ashland Inc., senior note, 144A,				
3.875%, 4/15/18	United States	3,700,000		3,746,250
4.75%, 8/15/22	United States	11,900,000		11,781,000
[f]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	9,900,000		9,108,000
[f]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,400,000		1,575,000
[f]Cemex SAB de CV,				
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,018,750
senior secured note, 144A, 9.00%, 1/11/18	Mexico	20,000,000		21,800,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	7,100,000		6,709,500
[f,a]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	6,700,000	EUR	9,001,463
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	3,900,000		4,015,148
6.00%, 4/01/17	Australia	2,000,000		2,010,000
6.875%, 2/01/18	Australia	12,000,000		12,285,000
8.25%, 11/01/19	Australia	15,000,000		15,900,000
[f]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	7,500,000		6,737,280
[f]Ineos Finance PLC, senior secured note, 144A,				
8.375%, 2/15/19	United Kingdom	700,000		777,000
7.50%, 5/01/20	United Kingdom	2,000,000		2,160,000
[f]Ineos Group Holdings SA,				
secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	3,368,285	EUR	4,532,376
senior note, 144A, 6.125%, 8/15/18	United Kingdom	4,400,000		4,301,000
senior note, 144A, 6.50%, 8/15/18	Switzerland	6,100,000	EUR	7,987,313
[f]Inmet Mining Corp., senior note, 144A,				
8.75%, 6/01/20	Canada	21,500,000		22,682,500
7.50%, 6/01/21	Canada	2,000,000		2,010,000
[f]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	15,775,000	EUR	22,458,652
Novelis Inc., senior note,				
8.375%, 12/15/17	Canada	9,000,000		9,742,500
8.75%, 12/15/20	Canada	8,000,000		8,860,000
[f]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	11,700,000	EUR	17,333,669
[f,j]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	3,000,000		3,067,500

Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	6,600,000		6,732,000
senior note, 8.50%, 5/15/18	United States	14,000,000		14,630,000
senior note, 9.00%, 4/15/19	United States	1,000,000		1,045,000
senior note, 9.875%, 8/15/19	United States	400,000		434,000
senior note, 8.25%, 2/15/21	United States	7,400,000		7,557,250
senior secured note, 7.125%, 4/15/19	United States	5,000,000		5,362,500
[f]Sealed Air Corp., senior note, 144A,				
8.125%, 9/15/19	United States	4,000,000		4,480,000
6.50%, 12/01/20	United States	4,000,000		4,340,000
8.375%, 9/15/21	United States	4,000,000		4,560,000
[f]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	10,728,062
[f]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	26,600,000		26,090,530
				356,141,531
Media 3.3%				
AMC Networks Inc., senior note, 7.75%, 7/15/21	United States	4,700,000		5,287,500
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,472,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
8.125%, 4/30/20	United States	5,000,000		5,462,500
6.50%, 4/30/21	United States	8,000,000		8,260,000
[f]Central European Media Enterprises Ltd., secured note, 144A, 11.625%, 9/15/16	Czech Republic	2,200,000	EUR	3,085,565
[f]CET 21 spol sro, senior secured note, 144A, 9.00%, 11/01/17	Czech Republic	1,100,000	EUR	1,594,910
Clear Channel Communications Inc.,				
senior note, 9.00%, 3/01/21	United States	30,000,000		29,700,000
senior secured note, first lien, 9.00%, 12/15/19	United States	5,000,000		5,012,500
Clear Channel Worldwide Holdings Inc.,				
senior note, 6.50%, 11/15/22	United States	3,000,000		3,120,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,250,000
senior sub. note, 7.625%, 3/15/20	United States	5,100,000		5,406,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		945,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	6,000,000		6,930,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000		24,200,000
DISH DBS Corp.,				
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,425,000
senior note, 7.75%, 5/31/15	United States	5,000,000		5,462,500
senior note, 7.125%, 2/01/16	United States	13,000,000		14,300,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,260,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,007,500
[f]Gannett Co. Inc., senior note, 144A, 5.125%, 7/15/20	United States	5,200,000		5,213,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	7,300,000		8,103,000
[j]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	11,000,000		11,110,000
[f,k]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	3,800,000	EUR	1,209,983
Time Warner Inc.,				
7.625%, 4/15/31	United States	9,000,000		11,617,128
6.10%, 7/15/40	United States	3,000,000		3,356,976
senior bond, 3.40%, 6/15/22	United States	5,000,000		4,903,365
[f]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH,				
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	4,924,816
senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	10,585,897
senior secured note, 144A, 5.625%, 4/15/23	Germany	1,900,000	EUR	2,505,139
[f]Univision Communications Inc.,				
senior secured bond, 144A, 6.75%, 9/15/22	United States	4,000,000		4,320,000
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,362,500
senior secured note, 144A, 7.875%, 11/01/20	United States	11,000,000		12,127,500
senior secured note, 144A, 5.125%, 5/15/23	United States	2,000,000		1,970,000
[f]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	4,005,564
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	11,322,875
[f]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,293,750
[f]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	12,000,000	EUR	17,129,649
				269,242,617
Pharmaceuticals, Biotechnology & Life Sciences 1.5%				
[f]AbbVie Inc., senior note, 144A, 2.90%, 11/06/22	United States	10,000,000		9,531,280
[f]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	United States	11,000,000	EUR	16,452,079

Gilead Sciences Inc., senior note,				
4.50%, 4/01/21	United States	10,000,000		10,828,860
4.40%, 12/01/21	United States	5,000,000		5,366,075
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	10,000,000		10,862,500
[f]inVentiv Health Inc., senior note, 144A,				
9.00%, 1/15/18	United States	6,200,000		6,432,500
10.00%, 8/15/18	United States	9,000,000		7,560,000
[f,j]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	12,000,000		12,930,000
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		17,222,500
[f]VPII Escrow Corp., senior note, 144A, 7.50%, 7/15/21	United States	10,800,000		11,637,000
[f]Zoetis Inc., senior bond, 144A, 3.25%, 2/01/23	United States	15,000,000		14,282,250
				123,105,044
Retailing 0.7%				
[f]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	10,000,000		11,250,000
[f]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	18,903,301
[f]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	United Kingdom	10,000,000	GBP	15,558,601
[f]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	9,100,000	GBP	13,606,190
				59,318,092
Semiconductors & Semiconductor Equipment 0.4%				
Freescale Semiconductor Inc.,				
[f]secured note, 144A, 5.00%, 5/15/21	United States	7,700,000		7,449,750
senior note, 8.875%, 12/15/14	United States	718,000		720,011
senior note, 8.05%, 2/01/20	United States	12,000,000		12,870,000
senior note, 10.75%, 8/01/20	United States	5,018,000		5,645,250
[f]senior secured note, 144A, 9.25%, 4/15/18	United States	3,000,000		3,266,250
				29,951,261
Software & Services 1.1%				
[f]Ceridian Corp., secured note, 144A, 8.875%, 7/15/19	United States	7,000,000		7,962,500
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	15,000,000		14,962,500
First Data Corp.,				
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,202,500
[f]senior note, 144A, 11.25%, 1/15/21	United States	5,000,000		5,200,000
[f]senior secured bond, 144A, 8.25%, 1/15/21	United States	28,000,000		29,400,000
[f]Sitel LLC/Finance Corp., senior secured note, 144A, 11.00%, 8/01/17	United States	2,000,000		2,140,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	6,300,000		6,599,250
West Corp., senior note, 7.875%, 1/15/19	United States	16,100,000		17,327,625
				85,794,375
Technology Hardware & Equipment 0.5%				
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	15,900,000		17,529,750
[f,j]CommScope Holdings Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,800,000
[f]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	18,000,000		19,845,000
				39,174,750
Telecommunication Services 3.4%				
CC Holdings GS V LLC / Crown Castle GS III Corp., senior secured bond, 3.849%, 4/15/23	United States	10,900,000		10,300,162
CenturyLink Inc., senior note,				
6.00%, 4/01/17	United States	12,000,000		13,140,000
6.45%, 6/15/21	United States	4,100,000		4,346,000
5.80%, 3/15/22	United States	2,000,000		2,005,000
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	16,000,000		18,260,000
Crown Castle International Corp., senior bond,				
7.125%, 11/01/19	United States	400,000		433,000
5.25%, 1/15/23	United States	5,000,000		4,837,500
[f]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	12,000,000		12,885,000
[f]Digicel Ltd., senior note, 144A,				
8.25%, 9/01/17	Bermuda	1,000,000		1,047,500
6.00%, 4/15/21	Bermuda	5,700,000		5,529,000
[f]eAccess Ltd., senior note, 144A,				
8.25%, 4/01/18	Japan	5,800,000		6,401,750
8.375%, 4/01/18	Japan	2,200,000	EUR	3,253,835
Frontier Communications Corp.,				
senior bond, 7.625%, 4/15/24	United States	5,400,000		5,481,000
senior note, 8.50%, 4/15/20	United States	14,000,000		15,610,000

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

senior note, 8.75%, 4/15/22	United States	6,000,000		6,645,000
senior note, 7.125%, 1/15/23	United States	2,000,000		1,990,000
Intelsat Jackson Holdings SA,				
[f]senior bond, 144A, 5.50%, 8/01/23	Luxembourg	3,000,000		2,906,250
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		16,312,500
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		9,843,750
[f]senior note, 144A, 6.625%, 12/15/22	Luxembourg	10,000,000		10,243,750
[f]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	4,300,000		4,375,250
[f]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	500,000		515,625
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	2,800,000		3,052,000
[f,j]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	3,650,000	EUR	4,846,126
[f]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	Netherlands	11,800,000	EUR	16,196,681
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	17,000,000		19,295,000
6.00%, 11/15/22	United States	10,000,000		9,675,000
[f]144A, 9.00%, 11/15/18	United States	8,000,000		9,500,000
[f]144A, 7.00%, 3/01/20	United States	5,000,000		5,475,000
Telefonica Emisiones SAU, senior note,				
5.462%, 2/16/21	Spain	15,000,000		15,647,625
4.57%, 4/27/23	Spain	11,000,000		10,731,710
[f]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	18,000,000		19,080,000
[f,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	3,061,335	EUR	4,192,545
Zayo Group LLC/Zayo Capital Inc., senior secured note, first lien, 8.125%, 1/01/20	United States	5,000,000		5,525,000
				279,578,559
Transportation 0.4%				
[c,f]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	8,800,000		7,216,000
HDTFS Inc.,				
6.25%, 10/15/22	United States	7,400,000		7,881,000
senior note, 5.875%, 10/15/20	United States	1,800,000		1,908,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	11,900,000		12,881,750
				29,886,750
Utilities 0.9%				
[f]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	5,000,000		5,450,000
7.50%, 2/15/21	United States	7,132,000		7,666,900
7.875%, 1/15/23	United States	5,450,000		5,940,500
[f,h]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		23,950,075
[f]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,600,000		10,672,875
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	30,000,000		22,650,000
				76,330,350
Total Corporate Bonds (Cost $2,991,487,295)				3,112,149,669
[i]Senior Floating Rate Interests 15.7%				
Automobiles & Components 0.4%				
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	7,790,227		7,926,555
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	2,550,782		2,595,421
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	19,811,362		19,241,786
				29,763,762
Capital Goods 1.2%				
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	13,414,491		13,421,466
Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	6,472,972		6,683,344
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	19,904,966		20,108,893
[e]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,202,322		1,202,322
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	13,947,904		13,634,077
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	11,871,382		12,010,871
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	14,028,919		14,147,295
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	19,392,178		19,538,918

[g]Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	2,118,388	2,137,303
			102,884,489
Commercial & Professional Services 1.0%			
Altegrity Inc., Tranche D Term Loan, 7.75%, 2/21/15	United States	12,174,703	12,184,844
ARAMARK Corp.,			
Extended Synthetic L/C, 3.545%, 7/26/16	United States	811,052	816,284
Synthetic L/C-3, 3.545%, 7/26/16	United States	336,519	339,209
Term Loan B Extended, 3.776%, 7/26/16	United States	12,320,145	12,399,610
U.S. Term C Loan, 3.776%, 7/26/16	United States	453,567	457,193
U.S. Term D Loan, 4.00%, 8/22/19	United States	5,137,305	5,195,901
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	1,223,360	1,226,418
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	29,288,919	29,403,146
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	20,626,601	20,858,650
			82,881,255
Consumer Services 1.1%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	8,719,565	8,756,501
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	35,000	35,377
Caesars Entertainment Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16	United States	14,263,190	14,241,396
Centaur Acquisition LLC, Second Lien Term Loan, 8.75%, 2/20/20	United States	2,370,000	2,395,674
DineEquity Inc., Term B-2 Loan, 3.75%, 10/19/17	United States	7,343,994	7,414,372
[c,g,j]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	United States	25,412,947	23,951,703
Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	32,758,734	32,980,544
			89,775,567
Diversified Financials 0.5%			
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	18,851,167	18,878,105
[g]Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 5.50%, 7/22/20	United States	1,710,000	1,732,444
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	16,998,106	17,210,582
			37,821,131
Energy 0.8%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	25,124,019	24,995,785
[i]ATP Oil & Gas Corp.,			
Additional NM Loans (DIP), PIK, 10.00%, 2/28/14	United States	58,947	26,084
New Money (DIP), PIK, 10.00%, 2/28/14	United States	417,663	184,816
Refinancing Loan (DIP), PIK, 10.00%, 2/28/14	United States	891,821	394,631
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	4,200,000	4,229,400
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	28,801,763	28,801,763
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	5,310,000	5,124,150
			63,756,629
Food & Staples Retailing 0.2%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	5,395,101	5,464,789
Second Lien Term Loan, 9.50%, 10/10/17	United States	8,931,383	9,128,615
			14,593,404
Food, Beverage & Tobacco 0.7%			
Allflex Holdings III Inc., 2nd Lien Initial Term Loan, 8.00%, 7/17/21	United States	6,170,000	6,243,269
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%, 7/03/21	United States	2,190,000	2,206,425
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	40,029,118	40,145,883
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	9,548,702	9,566,606
			58,162,183
Health Care Equipment & Services 1.7%			
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	United States	7,251,658	7,369,497
Bausch & Lomb Inc., Parent Term Loans, 4.00%, 5/18/19	United States	15,403,738	15,422,993
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	19,000,000	18,841,673
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	46,616,478	46,995,097
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	13,575,304	13,691,971
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	20,522,303	20,665,220
HCA Inc., Tranche B-4 Term Loan, 2.936%, 5/01/18	United States	1,028,311	1,033,131

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	13,838,067	13,922,354
			137,941,936
Insurance 0.0%†			
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	2,292,890	1,490,378
Materials 3.2%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	8,211,794	8,283,647
Arysta Lifescience SPC LLC,			
Initial Term Loan, 4.50%, 5/29/20	United States	21,199,191	21,362,594
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	16,097,566	16,273,432
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	26,397,069	26,689,918
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	16,107,307	16,120,724
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	4,080,000	4,119,780
FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	12,893,270	13,011,694
Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	14,196,482	14,193,941
MacDermid Inc.,			
First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	3,970,000	3,999,775
Second Lien Tranche B Term Loan, 7.75%, 12/07/20	United States	5,248,908	5,327,642
[g]Oxbow Carbon LLC,			
First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	2,354,971	2,378,521
Second Lien Initial Term Loan, 9.25%, 1/19/20	United States	1,014,600	1,032,356
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	6,458,436	6,492,020
Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	6,460,000	6,464,037
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	43,329,651	43,901,083
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%, 9/30/18	United States	34,108,791	34,535,151
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	20,323,937	20,601,806
Walter Energy Inc., B Term Loan, 6.75%, 4/01/18	United States	18,332,286	17,786,131
			262,574,252
Media 1.5%			
Clear Channel Communications Inc., Tranche B Term Loan, 3.836%, 1/29/16	United States	10,174,997	9,561,668
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	20,852,798	21,416,345
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	10,410,603	10,540,735
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	2,614,845	2,696,559
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	9,511,858	9,507,891
[g]Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	1,656,792	1,702,354
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	3,978,000	4,009,080
Term Loan AH, 3.25%, 6/30/21	Netherlands	32,899,269	32,912,988
[g]Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	27,573,947	27,587,348
[g]WMG Acquisition Corp., Tranche B Term Loan, 5.00%, 7/01/20	United States	5,160,000	5,182,575
			125,117,543
Pharmaceuticals, Biotechnology & Life Sciences 0.8%			
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	17,173,700	17,254,966
Valeant Pharmaceuticals International Inc.,			
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	13,038,779	13,186,769
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	8,199,287	8,292,512
[g]Series E Tranche B Term Loan, 6.00%, 6/30/20	Canada	3,660,000	3,713,528
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	605,852	607,443
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	4,309,895	4,321,208
Term B-1 Loan, 4.25%, 3/15/18	United States	9,900,423	9,926,412
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	7,801,708	7,822,187
			65,125,025
Retailing 1.1%			
BJ's Wholesale Club Inc.,			
2013 Replacement Loans, 4.25%, 9/26/19	United States	36,416,859	36,642,097
Second Lien Term Loan, 9.75%, 3/26/20	United States	11,224,201	11,476,746
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	18,785,919	18,997,260
Harbor Freight Tools USA Inc., First Lien Term Loan, 6.00%, 7/26/19	United States	530,000	535,079

Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	24,498,169		24,633,791
				92,284,973
Software & Services 0.5%				
Blue Coat Systems Inc., Second Lien Loans, 9.50%, 6/28/20	United States	5,480,000		5,521,100
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	24,193,475		24,435,409
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	8,638,639		8,815,731
Websense Inc., Second Lien Term Loan, 8.25%, 12/24/20	United States	1,650,000		1,645,298
				40,417,538
Technology Hardware & Equipment 0.1%				
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	5,429,845		5,468,304
Telecommunication Services 0.5%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	38,334,731		38,682,159
Transportation 0.4%				
Evergreen International Aviation Inc., First Lien Term Loan, 5.00%, 6/30/15	United States	1,691,611		1,657,779
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	2,993,766		2,986,282
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	11,685,479		11,763,994
[g]YRC Worldwide Inc., U.S. Tranche Term Loan, 8.75%, 3/21/15	United States	17,607,934		17,728,988
				34,137,043
Total Senior Floating Rate Interests (Cost $1,269,832,343)				1,282,877,571
Foreign Government and Agency Securities 20.2%				
Government of Canada,				
2.25%, 8/01/14	Canada	2,429,000	CAD	2,390,532
1.00%, 11/01/14	Canada	3,697,000	CAD	3,592,425
2.00%, 12/01/14	Canada	8,878,000	CAD	8,738,869
1.00%, 2/01/15	Canada	25,722,000	CAD	24,981,399
1.00%, 5/01/15	Canada	30,483,000	CAD	29,584,251
Government of Hungary,				
5.50%, 2/12/14	Hungary	5,236,400,000	HUF	23,438,091
7.75%, 8/24/15	Hungary	57,900,000	HUF	273,838
5.50%, 2/12/16	Hungary	7,719,020,000	HUF	34,977,830
5.50%, 12/22/16	Hungary	287,830,000	HUF	1,300,539
4.125%, 2/19/18	Hungary	4,390,000		4,302,200
6.50%, 6/24/19	Hungary	721,600,000	HUF	3,360,352
7.50%, 11/12/20	Hungary	1,094,800,000	HUF	5,300,559
5.375%, 2/21/23	Hungary	16,250,000		15,537,844
A, 8.00%, 2/12/15	Hungary	183,720,000	HUF	859,791
D, 6.75%, 8/22/14	Hungary	890,000,000	HUF	4,058,301
senior note, 6.25%, 1/29/20	Hungary	21,690,000		22,720,275
senior note, 6.375%, 3/29/21	Hungary	14,820,000		15,514,688
[f]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	27,770,000		29,115,040
Government of Indonesia,				
FR20, 14.275%, 12/15/13	Indonesia	43,065,000,000	IDR	4,317,981
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000	IDR	458,516
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	1,083,533
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	21,247,446
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	4,085,578
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	3,540,049
FR44, 10.00%, 9/15/24	Indonesia	92,490,000,000	IDR	10,179,616
FR47, 10.00%, 2/15/28	Indonesia	28,000,000,000	IDR	3,108,689
Government of Ireland,				
5.90%, 10/18/19	Ireland	9,393,000	EUR	14,211,321
4.50%, 4/18/20	Ireland	8,760,000	EUR	12,314,707
5.00%, 10/18/20	Ireland	26,083,000	EUR	37,684,631
senior bond, 4.50%, 10/18/18	Ireland	3,185,000	EUR	4,567,953
senior bond, 4.40%, 6/18/19	Ireland	17,568,000	EUR	24,804,156
senior bond, 5.40%, 3/13/25	Ireland	15,868,580	EUR	23,261,650
Government of Israel, 3.50%, 9/30/13	Israel	79,850,000	ILS	22,482,245
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	77,675,000	MYR	23,999,936
3.741%, 2/27/15	Malaysia	63,555,000	MYR	19,725,248
[g]3.835%, 8/12/15	Malaysia	27,710,000	MYR	8,623,260
4.72%, 9/30/15	Malaysia	3,130,000	MYR	991,785

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[g]3.197%, 10/15/15	Malaysia	21,770,000	MYR	6,684,895
senior bond, 8.00%, 10/30/13	Malaysia	130,000	MYR	40,536
senior bond, 5.094%, 4/30/14	Malaysia	71,160,000	MYR	22,252,158
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000	MYR	20,438,996
Government of Mexico,				
8.00%, 12/19/13	Mexico	6,250,200[i]	MXN	49,763,377
7.00%, 6/19/14	Mexico	2,187,000[i]	MXN	17,594,155
9.50%, 12/18/14	Mexico	3,566,870[i]	MXN	29,994,407
6.00%, 6/18/15	Mexico	94,510[i]	MXN	765,650
8.00%, 12/17/15	Mexico	5,837,850[i]	MXN	49,690,409
6.25%, 6/16/16	Mexico	711,370[i]	MXN	5,862,638
Government of Poland,				
5.00%, 10/24/13	Poland	36,050,000	PLN	11,347,736
5.75%, 4/25/14	Poland	220,400,000	PLN	70,567,332
5.50%, 4/25/15	Poland	31,255,000	PLN	10,230,288
6.25%, 10/24/15	Poland	70,991,000	PLN	23,823,326
5.75%, 9/23/22	Poland	38,200,000	PLN	13,468,968
[i]FRN, 2.71%, 1/25/17	Poland	7,098,000	PLN	2,214,514
[i]FRN, 2.71%, 1/25/21	Poland	7,201,000	PLN	2,207,194
Strip, 1/25/14	Poland	56,460,000	PLN	17,464,771
Strip, 7/25/14	Poland	3,190,000	PLN	974,533
Strip, 7/25/15	Poland	38,982,000	PLN	11,558,761
Strip, 1/25/16	Poland	40,625,000	PLN	11,849,743
[f]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	Russia	17,543,260		20,593,594
[f]Government of Serbia, senior note, 144A,				
4.875%, 2/25/20	Serbia	29,400,000		27,139,875
7.25%, 9/28/21	Serbia	12,240,000		12,560,872
Government of Singapore,				
senior bond, 0.25%, 2/01/14	Singapore	19,950,000	SGD	15,703,021
senior note, 3.625%, 7/01/14	Singapore	5,750,000	SGD	4,665,506
Government of Sri Lanka,				
A, 7.50%, 8/01/13	Sri Lanka	145,550,000	LKR	1,104,716
A, 7.00%, 3/01/14	Sri Lanka	21,070,000	LKR	156,992
A, 11.25%, 7/15/14	Sri Lanka	528,200,000	LKR	4,034,646
A, 11.75%, 3/15/15	Sri Lanka	3,490,000	LKR	26,870
A, 6.50%, 7/15/15	Sri Lanka	86,940,000	LKR	611,771
A, 11.00%, 8/01/15	Sri Lanka	601,300,000	LKR	4,581,267
A, 6.40%, 8/01/16	Sri Lanka	48,100,000	LKR	323,384
A, 8.00%, 11/15/18	Sri Lanka	29,790,000	LKR	197,126
A, 9.00%, 5/01/21	Sri Lanka	220,720,000	LKR	1,460,103
B, 11.75%, 4/01/14	Sri Lanka	33,370,000	LKR	255,480
B, 6.60%, 6/01/14	Sri Lanka	24,400,000	LKR	179,666
B, 6.40%, 10/01/16	Sri Lanka	45,400,000	LKR	302,605
B, 8.50%, 7/15/18	Sri Lanka	54,290,000	LKR	369,343
C, 8.50%, 4/01/18	Sri Lanka	24,240,000	LKR	166,386
D, 8.50%, 6/01/18	Sri Lanka	162,140,000	LKR	1,110,631
Government of Sweden,				
1.50%, 8/30/13	Sweden	487,980,000	SEK	74,908,606
6.75%, 5/05/14	Sweden	595,480,000	SEK	95,405,263
Government of the Philippines,				
senior bond, 7.00%, 1/27/16	Philippines	154,290,000	PHP	3,887,690
senior bond, 9.125%, 9/04/16	Philippines	41,860,000	PHP	1,124,742
senior note, 6.25%, 1/27/14	Philippines	936,940,000	PHP	22,017,456
senior note, 1.625%, 4/25/16	Philippines	17,450,000	PHP	397,939
[f]Government of Ukraine,				
144A, 9.25%, 7/24/17	Ukraine	720,000		724,500
144A, 7.75%, 9/23/20	Ukraine	25,000,000		22,973,625
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000		24,173,328
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000		831,600
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000		12,913,519
senior note, 144A, 7.50%, 4/17/23	Ukraine	24,915,000		21,909,628
[g,m]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	789,481,880	UYU	41,147,692
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	8,000,000		8,825,000
Korea Monetary Stabilization Bond,				
senior bond, 3.90%, 8/02/13	South Korea	20,419,300,000	KRW	18,171,599

senior bond, 3.59%, 10/02/13	South Korea	3,844,680,000	KRW	3,427,172
senior bond, 3.48%, 12/02/13	South Korea	6,590,880,000	KRW	5,882,532
senior bond, 3.47%, 2/02/14	South Korea	9,062,470,000	KRW	8,099,493
senior bond, 3.59%, 4/02/14	South Korea	13,319,080,000	KRW	11,927,118
senior bond, 2.47%, 4/02/15	South Korea	15,088,400,000	KRW	13,359,659
senior note, 3.28%, 6/02/14	South Korea	15,790,650,000	KRW	14,125,250
senior note, 2.57%, 6/09/14	South Korea	2,979,000,000	KRW	2,648,956
senior note, 2.82%, 8/02/14	South Korea	4,726,000,000	KRW	4,211,346
senior note, 2.78%, 10/02/14	South Korea	18,849,700,000	KRW	16,789,882
senior note, 2.84%, 12/02/14	South Korea	9,106,970,000	KRW	8,117,089
senior note, 2.74%, 2/02/15	South Korea	6,249,720,000	KRW	5,560,095
senior note, 2.76%, 6/02/15	South Korea	31,746,600,000	KRW	28,230,658
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	93,128,850,000	KRW	82,991,272
senior bond, 3.50%, 6/10/14	South Korea	23,735,250,000	KRW	21,269,255
senior note, 3.25%, 12/10/14	South Korea	7,058,110,000	KRW	6,323,289
senior note, 3.25%, 6/10/15	South Korea	7,137,850,000	KRW	6,399,776
senior note, 2.75%, 12/10/15	South Korea	19,650,740,000	KRW	17,427,443
New South Wales Treasury Corp., 5.50%, 8/01/13	Australia	935,000	AUD	840,659
Nota Do Tesouro Nacional,				
10.00%, 1/01/17	Brazil	30,850[n]	BRL	13,318,918
[o]Index Linked, 6.00%, 5/15/15	Brazil	16,430[n]	BRL	17,156,639
[o]Index Linked, 6.00%, 8/15/16	Brazil	4,799[n]	BRL	5,039,747
[o]Index Linked, 6.00%, 8/15/18	Brazil	4,550[n]	BRL	4,832,545
Queensland Treasury Corp., senior note, 6.00%,				
8/14/13	Australia	2,045,000	AUD	1,840,250
8/21/13	Australia	17,975,000	AUD	16,185,226
Uruguay Notas del Tesoro,				
9.00%, 1/27/14	Uruguay	41,660,000	UYU	1,938,844
10.50%, 3/21/15	Uruguay	80,790,000	UYU	3,822,797
10.25%, 8/22/15	Uruguay	395,600,000	UYU	18,604,041
9.50%, 1/27/16	Uruguay	50,700,000	UYU	2,329,581
[m]Index Linked, 4.00%, 6/14/15	Uruguay	126,289,273	UYU	6,095,965
[m]Index Linked, 2.25%, 8/23/17	Uruguay	104,423,880	UYU	4,813,781
Total Foreign Government and Agency Securities (Cost $1,648,614,943)				1,648,094,830
U.S. Government and Agency Securities 1.9%				
U.S. Treasury Bond,				
4.50%, 2/15/16	United States	10,000,000		11,017,970
4.50%, 5/15/17	United States	8,000,000		9,058,752
7.125%, 2/15/23	United States	3,000,000		4,198,944
6.25%, 8/15/23	United States	4,000,000		5,317,500
6.875%, 8/15/25	United States	1,000,000		1,415,469
5.25%, 2/15/29	United States	1,750,000		2,192,559
U.S. Treasury Note,				
4.25%, 8/15/13	United States	1,000,000		1,001,621
4.25%, 11/15/14	United States	700,000		736,600
2.375%, 3/31/16	United States	24,000,000		25,198,128
4.75%, 8/15/17	United States	7,000,000		8,031,408
3.875%, 5/15/18	United States	22,000,000		24,651,176
3.75%, 11/15/18	United States	39,000,000		43,550,520
[m]Index Linked, 0.125%, 4/15/16	United States	9,497,516		9,801,731
[m]Index Linked, 0.625%, 7/15/21	United States	10,334,888		10,806,820
Total U.S. Government and Agency Securities (Cost $151,586,754)				156,979,198
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.9%				
Banks 2.2%				
Banc of America Commercial Mortgage Inc., 2006-4, AJ, 5.695%, 7/10/46	United States	16,762,000		16,896,942
[f,j]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.491%, 11/15/15	United States	13,354,895		13,451,411
Bear Stearns Commercial Mortgage Securities Inc.,				
[j]2006-PW11, AJ, FRN, 5.452%, 3/11/39	United States	15,000,000		15,578,962
[j]2006-PW12, AJ, FRN, 5.932%, 9/11/38	United States	7,000,000		7,172,634
2006-PW13, AJ, 5.611%, 9/11/41	United States	21,575,000		21,515,399
Citigroup Commercial Mortgage Trust,				
2006-C5, AJ, 5.482%, 10/15/49	United States	16,400,000		16,141,905

[i]2007-C6, AM, FRN, 5.885%, 6/10/17	United States	6,500,000		7,215,689
[i]2008-C7, A4, FRN, 6.072%, 12/10/49	United States	19,150,000		21,926,922
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,				
A5, 5.617%, 10/15/48	United States	2,000,000		2,212,753
[i]AJ, FRN, 5.688%, 10/15/48	United States	11,300,000		10,605,457
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000		2,349,838
Greenwich Capital Commercial Funding Corp.,				
2005-GG5, A5, 5.224%, 4/10/37	United States	8,320,000		8,911,540
[i]2006-GG7, AJ, FRN, 5.867%, 7/10/38	United States	15,420,000		15,794,418
GS Mortgage Securities Corp. II, 2006-GG8, A4, 5.56%, 11/10/39	United States	5,000,000		5,548,903
[i]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.391%, 11/12/37	United States	2,875,000		3,021,928
Wells Fargo Mortgage Backed Securities Trust,				
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	4,934,427		5,087,049
2007-3, 3A1, 5.50%, 4/25/37	United States	2,861,488		2,956,377
				176,388,127
Diversified Financials 1.7%				
[g,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.273%, 11/25/20	United States	3,840,000		3,840,000
[g,i]Atrium CDO Corp., 10A, C, 144A, FRN, 2.876%, 7/16/25	United States	13,950,000		13,464,315
[g,i]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.071%, 1/27/25	Cayman Islands	11,250,000		10,710,000
[g,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.615%, 3/11/21	United States	3,881,000		3,608,670
[g,i]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.265%, 1/30/25	Cayman Islands	7,450,980		7,420,766
[g,i]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.664%, 7/26/21	United States	5,130,000		4,913,514
[g,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.268%, 10/15/21	United States	2,680,000		2,599,968
[g,i]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.502%, 10/20/43	United States	14,035,663		13,199,559
[f]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000		10,361,803
[g,i]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.674%, 11/01/17	United States	8,002,000		7,693,787
[g,i]ING Investment Management CLO Ltd.,				
2013-1A, B, 144A, FRN, 3.184%, 4/15/24	Cayman Islands	2,740,000		2,676,453
2013-1A, C, 144A, FRN, 3.784%, 4/15/24	Cayman Islands	4,440,000		4,286,574
2013-2A, B, 144A, FRN, 2.956%, 4/25/25	United States	10,770,000		10,367,882
[i]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.68%, 3/12/44	United States	2,500,000		2,548,549
[g,i]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.613%, 12/24/39	United States	8,866,744		8,488,267
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	91,550		91,335
[i,j]Talisman 6 Finance, Reg S, FRN, 0.398%, 10/22/16	Ireland	15,447,927	EUR	18,853,553
[g,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.499%, 8/01/22	United States	13,563,100		13,200,219
				138,325,214
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $293,948,358)				314,713,341
Mortgage-Backed Securities 5.8%				
[i]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†**				
FHLMC, 2.459%, 1/01/33	United States	145,546		154,330
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%				
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	1,201,812		1,273,496
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	1,561,672		1,664,566
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	195,072		208,235
FHLMC Gold 30 Year, 3.00%, 11/01/42 - 4/01/43	United States	32,076,529		31,042,446
FHLMC Gold 30 Year, 3.50%, 4/01/42 - 5/01/43	United States	10,207,989		10,278,348
FHLMC Gold 30 Year, 4.00%, 9/01/40	United States	11,818,862		12,265,776
FHLMC Gold 30 Year, 4.50%, 8/01/40 - 10/01/40	United States	5,892,768		6,216,959
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	5,349,222		5,755,365
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	3,492,791		3,838,921
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	1,507,545		1,661,649
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	830,692		933,826
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	77,997		86,605
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	16,161		19,302
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	329		350
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	178		211
				75,246,055
[i]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†**				
FNMA, 2.33%, 4/01/20	United States	101,012		104,229

FNMA, 2.334%, 12/01/34	United States	400,866	424,485
			528,714
Federal National Mortgage Association (FNMA) Fixed Rate 4.6%			
FNMA 15 Year, 2.50%, 11/01/26 - 6/01/28	United States	69,910,175	70,050,492
FNMA 15 Year, 3.00%, 1/01/21 - 11/01/27	United States	31,778,738	32,987,131
FNMA 15 Year, 3.50%, 12/01/20 - 5/01/26	United States	42,685,402	44,847,897
FNMA 15 Year, 4.00%, 7/01/15 - 9/01/20	United States	6,916,445	7,302,182
FNMA 15 Year, 4.50%, 3/01/20	United States	235,470	250,836
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	344,126	367,253
FNMA 15 Year, 5.50%, 10/01/13 - 4/01/22	United States	4,565,810	4,845,364
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	16,323	16,988
FNMA 15 Year, 7.50%, 10/01/14	United States	1,213	1,229
FNMA 30 Year, 3.00%, 12/01/42 - 5/01/43	United States	91,251,639	88,579,718
FNMA 30 Year, 3.50%, 9/01/42 - 5/01/43	United States	40,570,424	40,947,253
FNMA 30 Year, 4.00%, 11/01/40 - 1/01/41	United States	5,863,159	6,095,707
FNMA 30 Year, 4.50%, 3/01/28 - 7/01/41	United States	21,093,024	22,388,220
FNMA 30 Year, 5.00%, 9/01/23 - 1/01/42	United States	32,548,109	35,309,434
FNMA 30 Year, 5.50%, 9/01/33 - 7/01/38	United States	8,026,977	8,792,446
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	8,900,942	9,792,294
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	1,934,427	2,156,411
FNMA 30 Year, 7.50%, 10/01/29	United States	14,534	17,289
FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26	United States	7,984	9,441
FNMA 30 Year, 8.50%, 7/01/25	United States	623	650
			374,758,235
Government National Mortgage Association (GNMA) Fixed Rate 0.3%			
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	443,561	482,603
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	1,187,716	1,302,883
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	135,402	149,107
GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32	United States	118,691	129,181
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	35,244	41,106
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	5,636	6,451
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	7,652	8,819
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	114	132
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	380	383
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	614	618
GNMA II SF 30 Year, 3.50%, 4/20/42	United States	21,623,235	22,044,988
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	673,246	736,387
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	342,351	383,606
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	298,029	343,481
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	153,473	172,711
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	43,161	48,342
			25,850,798
Total Mortgage-Backed Securities (Cost $488,545,955)			476,538,132
Municipal Bonds 1.7%			
California State GO,			
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	8,351,462
Refunding, 5.00%, 4/01/38	United States	20,000,000	20,397,800
Various Purpose, 6.00%, 4/01/38	United States	10,000,000	11,168,900
Various Purpose, 6.00%, 11/01/39	United States	1,000,000	1,125,840
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,487,523
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	20,375,400
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,498,692
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,861,627
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000	1,814,161
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%, 7/01/20	United States	30,000,000	27,988,800
Illinois State GO,			
5.877%, 3/01/19	United States	20,000,000	22,036,200
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	8,853,360
Total Municipal Bonds (Cost $122,779,068)			134,959,765

	Country	Principal Amount*		Value
Total Investments before Short Term Investments (Cost $6,996,997,806)				7,144,975,517
Short Term Investments 11.3%				
[i]**Senior Floating Rate Interests (Cost $23,757) 0.0%**†				
Patriot Coal Corp., Reimbursement Obligation (Second Out LC DIP), 4.50% - 8.273%, 12/31/13	United States	28,227		24,416
Foreign Government and Agency Securities 5.1%				
[g,q]Bank of Negara Monetary Notes, 8/06/13 - 7/24/14	Malaysia	351,330,000	MYR	106,607,616
[q]Canada Treasury Bill, 8/15/13	Canada	1,980,000	CAD	1,926,385
Government of Australia, senior note, 6.25%, 6/15/14	Australia	21,549,000	AUD	20,037,070
Government of Canada,				
2.50%, 9/01/13	Canada	3,133,000	CAD	3,053,553
1.00%, 2/01/14	Canada	9,923,000	CAD	9,654,967
2.00%, 3/01/14	Canada	3,656,000	CAD	3,577,780
0.75%, 5/01/14	Canada	15,500,000	CAD	15,052,963
Government of Hungary, E, 7.50%, 10/24/13	Hungary	663,590,000	HUF	2,970,478
[q]Hungary Treasury Bills, 9/18/13 - 6/25/14	Hungary	4,594,680,000	HUF	19,967,567
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	6,495,900,000	KRW	5,776,260
[q]Korea Monetary Stabilization Bonds, 8/13/13 - 9/10/13	South Korea	10,218,100,000	KRW	9,080,417
[g,q]Malaysia Treasury Bill, 5/30/14	Malaysia	2,600,000	MYR	782,339
[q]Mexico Treasury Bills, 9/19/13 - 4/30/14	Mexico	29,706,260[l]	MXN	22,810,791
[q]Philippine Treasury Bills, 8/22/13 - 7/02/14	Philippines	2,067,550,000	PHP	47,410,919
[q]Singapore Treasury Bills, 8/12/13 - 5/02/14	Singapore	111,705,000	SGD	87,843,374
[q]Sri Lanka Treasury Bills, 8/02/13 - 10/11/13	Sri Lanka	9,980,000	LKR	75,273
[q]Sweden Treasury Bills, 9/18/13 - 12/18/13	Sweden	199,995,000	SEK	30,631,841
Uruguay Treasury Bill, Strip, 9/09/13	Uruguay	352,100,000	UYU	16,256,897
[q]Uruguay Treasury Bills, 8/09/13 - 5/16/14	Uruguay	215,280,000	UYU	9,923,884
Total Foreign Government and Agency Securities (Cost $423,227,774)				413,440,374
Total Investments before Money Market Funds (Cost $7,420,249,337)				7,558,440,307
		Shares		
Money Market Funds (Cost $507,201,190) 6.2%				
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	507,201,190		507,201,190
Total Investments (Cost $7,927,450,527) 98.8%				8,065,641,497
Other Assets, less Liabilities 1.2%				97,881,416
Net Assets 100.0%				$ 8,163,522,913

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2013, the aggregate value of these securities was $1,202,322, representing 0.01% of net assets.

[c] At July 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d] See Note 8 regarding investment in FT Holdings Corporation II.

[e] See Note 6 regarding restricted securities.

[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $1,586,251,002, representing 19.43% of net assets.

[g] A portion or all of the security purchased on a when-issued or delayed delivery basis.

[h] Perpetual security with no stated maturity date.

[i] The coupon rate shown represents the rate at period end.

[j] Income may be received in additional securities and/or cash.

[k] Defaulted security or security for which income has been deemed uncollectible.

[l] Principal amount is stated in 100 Mexican Peso Units.

[m] Principal amount of security is adjusted for inflation.

[n] Principal amount is stated in 1000 Brazilian Real Units.

[o] Redemption price at maturity is adjusted for inflation.

Franklin Strategic Series

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[p] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the value of this security was $18,853,553, representing 0.23% of net assets.

[q] The security is traded on a discount basis with no stated coupon rate.

[r] Principal amount is stated in 10 Mexican Peso Units.

[s] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Buy	846,924	$ 1,291,728	8/01/13	$ -	$ (3,694)
British Pound	DBAB	Sell	846,924	1,323,826	8/01/13	35,792	-
Indian Rupee	HSBC	Buy	810,750,000	13,628,570	8/05/13	-	(324,955)
Euro	JPHQ	Sell	3,379,556	4,131,929	8/06/13	-	(363,648)
Chilean Peso	JPHQ	Buy	1,352,200,000	2,799,586	8/08/13	-	(171,420)
Euro	CITI	Sell	1,324,074	1,652,683	8/08/13	-	(108,649)
Indian Rupee	HSBC	Buy	513,580,000	9,408,036	8/08/13	-	(987,910)
Indian Rupee	DBAB	Buy	14,842,000	244,695	8/08/13	-	(1,361)
Euro	CITI	Sell	384,312	480,279	8/09/13	-	(30,949)
Chilean Peso	BZWS	Buy	4,164,400,000	8,616,594	8/12/13	-	(527,711)
Indian Rupee	JPHQ	Buy	142,170,000	2,593,089	8/13/13	-	(265,540)
Japanese Yen	DBAB	Sell	112,187,000	1,432,858	8/19/13	287,098	-
Chilean Peso	JPHQ	Buy	5,646,370,800	11,270,201	8/20/13	-	(316,654)
Euro	BZWS	Sell	5,503,000	6,812,164	8/20/13	-	(508,427)
Japanese Yen	HSBC	Sell	208,867,000	2,647,237	8/20/13	514,076	-
Japanese Yen	JPHQ	Sell	50,440,000	639,027	8/20/13	123,883	-
Japanese Yen	UBSW	Sell	101,506,000	1,289,211	8/20/13	252,529	-
Euro	UBSW	Sell	9,800,000	12,128,970	8/22/13	-	(907,970)
Euro	DBAB	Sell	597,997	753,016	8/22/13	-	(42,500)
Japanese Yen	BZWS	Sell	50,333,000	636,724	8/22/13	122,667	-
Euro	BZWS	Sell	2,935,231	3,675,496	8/23/13	-	(229,255)
Japanese Yen	CITI	Sell	100,563,000	1,272,225	8/23/13	245,157	-
Japanese Yen	DBAB	Sell	49,740,000	629,660	8/23/13	121,657	-
Japanese Yen	HSBC	Sell	99,826,000	1,264,292	8/23/13	244,752	-
Euro	UBSW	Sell	15,984,655	20,000,000	8/26/13	-	(1,264,676)
Euro	BZWS	Sell	9,189,134	11,512,515	8/26/13	-	(711,957)
Indian Rupee	DBAB	Buy	60,176,000	1,005,422	8/26/13	-	(23,883)
Japanese Yen	JPHQ	Sell	100,349,000	1,272,980	8/26/13	248,081	-
Japanese Yen	UBSW	Sell	110,527,000	1,401,027	8/26/13	272,177	-
Japanese Yen	BZWS	Sell	139,815,000	1,774,527	8/26/13	346,549	-
Singapore Dollar	DBAB	Buy	4,134,000	3,324,049	8/26/13	-	(71,043)
Euro	DBAB	Sell	11,336,000	14,332,218	8/27/13	-	(748,320)
Japanese Yen	JPHQ	Sell	50,640,000	647,757	8/27/13	130,550	-
Japanese Yen	HSBC	Sell	158,794,000	2,030,614	8/27/13	408,787	-
Japanese Yen	DBAB	Sell	1,803,257,000	23,052,478	8/27/13	4,635,095	-

Singapore Dollar	DBAB	Buy	2,577,000	2,076,384	8/27/13	-	(48,565)
Euro	DBAB	Sell	16,296,026	20,486,890	8/28/13	-	(1,192,157)
Euro	DBAB	Buy	5,875,404	7,830,151	8/28/13	-	(70,363)
Euro	DBAB	Sell	3,473,733	4,393,578	8/29/13	-	(227,640)
Indian Rupee	JPHQ	Buy	101,163,500	1,689,719	8/29/13	-	(41,034)
Japanese Yen	JPHQ	Sell	49,853,000	636,753	8/30/13	127,576	-
Singapore Dollar	DBAB	Buy	1,290,500	1,032,648	8/30/13	-	(17,162)
Indian Rupee	CITI	Buy	116,369,000	2,041,884	9/03/13	-	(147,852)
Euro	DBAB	Sell	3,110,248	3,929,799	9/04/13	-	(207,950)
Indian Rupee	HSBC	Buy	94,216,000	1,642,086	9/04/13	-	(109,007)
Euro	BZWS	Sell	1,131,025	1,431,821	9/10/13	-	(72,881)
Indian Rupee	DBAB	Buy	30,027,000	524,271	9/10/13	-	(36,415)
Indian Rupee	DBAB	Buy	16,259,000	282,154	9/11/13	-	(18,057)
Indian Rupee	HSBC	Buy	16,031,000	278,029	9/11/13	-	(17,635)
Euro	BZWS	Sell	1,107,838	1,422,109	9/12/13	-	(51,755)
Indian Rupee	HSBC	Buy	40,470,000	675,790	9/13/13	-	(18,763)
Euro	BZWS	Sell	3,163,096	4,095,102	9/16/13	-	(113,130)
Euro	UBSW	Sell	2,950,776	3,817,714	9/17/13	-	(108,058)
Indian Rupee	JPHQ	Buy	807,353,000	13,593,174	9/17/13	-	(499,123)
Indian Rupee	DBAB	Buy	40,697,000	694,002	9/18/13	-	(34,125)
Euro	BZWS	Sell	742,104	977,574	9/19/13	-	(9,744)
Singapore Dollar	JPHQ	Buy	2,638,000	2,156,638	9/19/13	-	(80,792)
Singapore Dollar	DBAB	Buy	3,699,000	2,963,467	9/19/13	-	(52,718)
Euro	UBSW	Sell	6,411,937	8,474,849	9/20/13	-	(55,812)
Euro	DBAB	Sell	3,790,000	5,008,409	9/20/13	-	(33,937)
Indian Rupee	DBAB	Buy	37,071,000	624,285	9/20/13	-	(23,505)
Japanese Yen	DBAB	Sell	2,094,875,000	25,000,000	9/20/13	3,601,654	-
Euro	DBAB	Sell	9,067,820	12,001,612	9/23/13	-	(62,654)
Euro	DBAB	Buy	247,297	323,440	9/23/13	5,576	-
Indian Rupee	JPHQ	Buy	444,800,000	7,445,037	9/23/13	-	(241,973)
Euro	BZWS	Sell	1,894,260	2,462,121	9/24/13	-	(58,103)
Indian Rupee	JPHQ	Buy	101,163,500	1,693,212	9/27/13	-	(56,629)
Euro	DBAB	Sell	9,302,000	11,998,185	9/30/13	-	(377,960)
Japanese Yen	JPHQ	Sell	387,212,500	5,000,000	9/30/13	1,044,572	-
Indian Rupee	CITI	Buy	115,246,000	1,914,417	10/03/13	-	(52,939)
Philippine Peso	DBAB	Buy	63,030,000	1,507,895	10/04/13	-	(57,276)
Philippine Peso	HSBC	Buy	50,559,000	1,212,039	10/04/13	-	(48,437)
Euro	UBSW	Sell	8,180,000	10,594,163	10/07/13	-	(289,513)
Euro	DBAB	Sell	835,443	1,081,732	10/07/13	-	(29,844)
Indian Rupee	HSBC	Buy	512,050,000	8,390,136	10/07/13	-	(128,200)
Indian Rupee	DBAB	Buy	81,531,000	1,333,720	10/07/13	-	(18,216)
Philippine Peso	HSBC	Buy	75,377,000	1,812,426	10/07/13	-	(77,738)
Indian Rupee	DBAB	Buy	15,186,000	251,841	10/08/13	-	(6,880)
Euro	BZWS	Sell	8,197,000	10,660,199	10/11/13	-	(246,287)
Philippine Peso	HSBC	Buy	43,478,000	1,046,125	10/11/13	-	(45,616)
Philippine Peso	JPHQ	Buy	24,697,000	594,521	10/11/13	-	(26,198)
Euro	DBAB	Sell	7,975,252	10,355,067	10/15/13	-	(256,557)
Indian Rupee	DBAB	Buy	59,919,000	979,581	10/15/13	-	(14,841)
Philippine Peso	DBAB	Buy	14,740,000	354,165	10/16/13	-	(15,001)
Indian Rupee	DBAB	Buy	128,487,000	2,103,551	10/17/13	-	(35,916)

Euro	DBAB	Sell	3,327,609	4,355,175	10/18/13	-	(72,497)
Indian Rupee	JPHQ	Buy	84,715,000	1,399,727	10/18/13	-	(36,841)
Malaysian Ringgit	JPHQ	Buy	2,290,000	737,164	10/18/13	-	(34,975)
Singapore Dollar	JPHQ	Buy	2,660,000	2,149,495	10/21/13	-	(56,286)
Euro	DBAB	Sell	444,306	583,462	10/22/13	-	(7,735)
Indian Rupee	JPHQ	Buy	42,318,000	694,854	10/22/13	-	(14,768)
Indian Rupee	DBAB	Buy	29,785,000	489,064	10/22/13	-	(10,394)
Japanese Yen	DBAB	Sell	115,980,000	1,468,101	10/22/13	283,178	-
Malaysian Ringgit	DBAB	Buy	30,637,000	9,881,309	10/23/13	-	(489,449)
Malaysian Ringgit	HSBC	Buy	20,429,388	6,588,000	10/24/13	-	(325,639)
Euro	BZWS	Sell	935,270	1,219,985	10/25/13	-	(24,511)
Japanese Yen	DBAB	Sell	651,360,000	6,563,284	10/25/13	-	(91,546)
Chilean Peso	CITI	Buy	1,510,671,000	3,104,544	10/28/13	-	(202,356)
Indian Rupee	JPHQ	Buy	655,080,000	10,787,383	10/28/13	-	(276,420)
Japanese Yen	JPHQ	Sell	993,630,000	12,498,098	10/28/13	2,346,155	-
Euro	UBSW	Sell	9,398,000	12,250,763	10/29/13	-	(254,689)
Euro	DBAB	Sell	5,905,773	7,643,399	10/31/13	-	(215,195)
Japanese Yen	JPHQ	Sell	1,081,080,000	13,598,559	11/01/13	2,552,778	-
Euro	DBAB	Sell	1,081,381	1,411,186	11/04/13	-	(27,795)
Euro	BZWS	Sell	2,275,342	2,962,063	11/05/13	-	(65,723)
Japanese Yen	BZWS	Sell	386,912,500	4,867,436	11/05/13	914,076	-
Euro	DBAB	Sell	2,722,738	3,506,069	11/07/13	-	(117,098)
Euro	DBAB	Sell	5,072,000	6,517,520	11/08/13	-	(231,861)
Euro	JPHQ	Sell	1,674,559	2,144,231	11/12/13	-	(84,171)
Euro	DBAB	Sell	3,700,000	4,858,840	11/14/13	-	(64,943)
Euro	DBAB	Sell	980,583	1,251,832	11/15/13	-	(53,087)
Japanese Yen	MSCO	Sell	39,600,000	500,600	11/15/13	95,944	-
Euro	DBAB	Sell	274,053	352,087	11/19/13	-	(12,618)
Euro	DBAB	Buy	274,053	357,198	11/19/13	7,507	-
Malaysian Ringgit	DBAB	Buy	1,869,600	600,000	11/19/13	-	(27,647)
Euro	UBSW	Sell	3,997,188	5,116,800	11/20/13	-	(202,618)
Euro	JPHQ	Sell	956,373	1,220,920	11/20/13	-	(51,812)
Malaysian Ringgit	HSBC	Buy	1,130,000	362,038	11/20/13	-	(16,121)
Chilean Peso	DBAB	Buy	2,000,000,000	3,969,829	11/29/13	-	(141,533)
Euro	DBAB	Sell	5,317,857	6,903,417	11/29/13	-	(173,839)
Euro	DBAB	Sell	5,240,000	6,832,724	12/03/13	-	(141,049)
Euro	UBSW	Sell	12,746,000	16,732,566	12/09/13	-	(231,224)
Euro	DBAB	Sell	25,404,261	33,348,173	12/10/13	-	(462,796)
Euro	DBAB	Buy	25,404,261	33,115,724	12/10/13	695,245	-
Japanese Yen	UBSW	Sell	1,055,280,000	12,890,018	12/12/13	2,104,019	-
Euro	DBAB	Sell	7,500,000	9,786,000	12/13/13	-	(196,022)
Euro	JPHQ	Sell	774,000	1,010,314	12/13/13	-	(19,831)
Euro	CITI	Sell	10,316,000	13,548,003	12/17/13	-	(182,199)
Euro	DBAB	Sell	1,947,500	2,572,063	12/18/13	-	(19,997)
Euro	DBAB	Sell	1,398,222	1,856,587	12/20/13	-	(4,420)
Singapore Dollar	DBAB	Buy	3,982,600	3,170,860	12/23/13	-	(36,498)
Euro	DBAB	Sell	877,650	1,163,413	1/03/14	-	(4,801)
Malaysian Ringgit	DBAB	Buy	2,856,400	923,415	1/08/14	-	(51,141)
Chilean Peso	DBAB	Buy	6,367,400,000	12,931,357	1/10/14	-	(800,639)
Chilean Peso	DBAB	Sell	6,367,400,000	12,312,482	1/10/14	181,765	-

Japanese Yen	HSBC	Sell	642,460,000	7,367,661	1/10/14	799,439	-
British Pound	DBAB	Sell	1,072,503	1,716,006	1/13/14	86,390	-
Euro	UBSW	Sell	19,118,050	25,035,674	1/13/14	-	(413,000)
Euro	DBAB	Sell	9,119,948	11,960,812	1/13/14	-	(179,055)
Euro	JPHQ	Sell	3,605,906	4,721,032	1/14/14	-	(78,932)
Euro	DBAB	Sell	6,324,316	8,379,086	1/14/14	-	(39,462)
Euro	DBAB	Sell	3,635,363	4,859,574	1/16/14	20,352	-
Japanese Yen	UBSW	Sell	1,289,890,000	14,538,886	1/16/14	1,350,948	-
Malaysian Ringgit	JPHQ	Buy	525,000	171,093	1/16/14	-	(10,835)
Euro	DBAB	Sell	717,675	957,378	1/17/14	2,039	-
Euro	JPHQ	Sell	7,281,540	9,701,560	1/22/14	8,442	-
Euro	DBAB	Sell	10,100,000	13,490,065	1/22/14	45,040	-
Japanese Yen	DBAB	Sell	1,804,920,000	20,289,119	1/22/14	1,834,514	-
Euro	BZWS	Sell	2,962,111	3,920,251	1/27/14	-	(22,978)
Euro	DBAB	Sell	27,086,360	36,684,483	1/30/14	625,899	-
Chilean Peso	DBAB	Buy	1,969,000,000	4,000,000	1/31/14	-	(257,508)
Euro	DBAB	Sell	17,959,934	24,228,178	1/31/14	318,968	-
Euro	MSCO	Sell	2,920,000	3,931,984	1/31/14	44,727	-
Japanese Yen	DBAB	Sell	271,050,000	3,000,000	1/31/14	228,380	-
Euro	DBAB	Sell	14,788,625	19,924,714	2/06/14	236,645	-
Chilean Peso	DBAB	Buy	2,030,000,000	4,110,976	2/07/14	-	(255,362)
Euro	DBAB	Sell	3,967,734	5,324,422	2/11/14	42,034	-
Japanese Yen	HSBC	Sell	514,820,000	5,534,985	2/12/14	270,016	-
Japanese Yen	JPHQ	Sell	514,551,000	5,535,003	2/12/14	272,785	-
Euro	UBSW	Sell	6,497,000	8,714,426	2/13/14	64,637	-
Japanese Yen	JPHQ	Sell	341,500,000	3,690,017	2/13/14	197,522	-
Japanese Yen	CITI	Sell	681,970,000	7,380,029	2/13/14	405,573	-
Japanese Yen	JPHQ	Sell	341,660,000	3,689,952	2/18/14	195,632	-
Japanese Yen	GSCO	Sell	413,700,000	4,444,564	2/18/14	213,457	-
Japanese Yen	GSCO	Sell	342,050,000	3,689,999	2/19/14	191,653	-
Japanese Yen	CITI	Sell	340,580,000	3,689,984	2/19/14	206,673	-
Euro	DBAB	Sell	11,080,000	14,651,860	2/25/14	-	(100,521)
Japanese Yen	BZWS	Sell	170,800,000	1,845,010	2/25/14	98,026	-
Japanese Yen	BZWS	Sell	765,170,000	8,217,902	2/27/14	391,387	-
Japanese Yen	DBAB	Sell	114,235,000	1,247,999	2/27/14	79,550	-
Singapore Dollar	DBAB	Buy	1,290,500	1,042,660	2/28/14	-	(26,893)
Euro	DBAB	Sell	32,889,819	43,274,779	3/03/14	-	(517,612)
Euro	UBSW	Sell	7,337,000	9,628,712	3/03/14	-	(140,414)
Japanese Yen	JPHQ	Sell	286,100,000	3,146,169	3/03/14	219,678	-
Japanese Yen	HSBC	Sell	286,000,000	3,141,131	3/04/14	215,632	-
Japanese Yen	UBSW	Sell	319,100,000	3,471,119	3/04/14	207,040	-
Japanese Yen	DBAB	Sell	1,262,100,000	13,718,031	3/04/14	807,988	-
Euro	DBAB	Sell	8,600,000	11,234,180	3/05/14	-	(216,745)
Euro	DBAB	Sell	5,700,000	7,396,035	3/06/14	-	(193,575)
Euro	DBAB	Sell	13,164,834	17,094,590	3/17/14	-	(435,622)
Euro	DBAB	Sell	5,989,400	7,772,504	3/18/14	-	(202,990)
Euro	JPHQ	Sell	1,796,800	2,354,257	3/19/14	-	(38,378)
Singapore Dollar	HSBC	Buy	4,228,000	3,389,043	3/19/14	-	(61,036)
Euro	DBAB	Sell	19,515,107	25,320,563	3/20/14	-	(666,079)
Euro	JPHQ	Sell	2,995,000	3,893,470	3/20/14	-	(94,722)

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Euro	JPHQ	Sell	2,995,000	3,875,635	3/21/14	-	(112,580)
Euro	JPHQ	Sell	2,995,000	3,890,131	3/24/14	-	(98,152)
Euro	JPHQ	Sell	2,396,000	3,101,874	3/25/14	-	(88,771)
Euro	DBAB	Sell	4,664,548	6,074,640	3/26/14	-	(136,961)
Euro	DBAB	Sell	4,646,840	6,000,000	3/27/14	-	(188,057)
Japanese Yen	DBAB	Sell	468,900,000	5,000,000	3/27/14	202,425	-
Euro	DBAB	Sell	1,426,335	1,839,145	3/31/14	-	(60,306)
Euro	DBAB	Sell	40,173,657	51,629,175	4/03/14	-	(1,871,004)
Euro	BZWS	Sell	667,313	858,865	4/07/14	-	(29,831)
Euro	DBAB	Sell	4,858,083	6,375,194	4/10/14	-	(94,684)
Chilean Peso	MSCO	Buy	464,940,000	950,506	4/14/14	-	(73,484)
Euro	DBAB	Sell	7,677,703	10,054,720	4/14/14	-	(170,494)
Euro	HSBC	Sell	711,759	931,643	4/16/14	-	(16,293)
Chilean Peso	MSCO	Buy	416,590,000	845,782	4/21/14	-	(60,534)
Euro	DBAB	Sell	16,281,961	21,373,583	4/22/14	-	(311,824)
Euro	BZWS	Sell	657,799	866,308	4/22/14	-	(9,793)
Euro	JPHQ	Sell	182,434	238,812	4/22/14	-	(4,165)
Euro	DBAB	Sell	2,578,396	3,379,504	4/23/14	-	(54,597)
Euro	BZWS	Sell	7,129,865	9,313,030	4/25/14	-	(183,165)
Euro	DBAB	Sell	908,953	1,187,093	4/25/14	-	(23,533)
Chilean Peso	JPHQ	Buy	937,202,000	1,886,667	4/28/14	-	(121,376)
British Pound	DBAB	Sell	1,284,637	1,992,600	4/29/14	41,448	-
Euro	DBAB	Sell	7,182,252	9,484,970	4/30/14	-	(81,321)
Euro	BZWS	Sell	460,253	600,262	4/30/14	-	(12,765)
Singapore Dollar	DBAB	Buy	20,972,900	16,951,222	4/30/14	-	(441,591)
Euro	DBAB	Sell	968,556	1,281,883	5/05/14	-	(8,217)
Euro	DBAB	Sell	3,815,920	5,000,000	5/06/14	-	(82,782)
Euro	DBAB	Sell	2,526,241	3,322,490	5/07/14	-	(42,473)
Japanese Yen	DBAB	Sell	2,136,365,000	22,000,000	5/07/14	131,031	-
British Pound	DBAB	Sell	9,100,000	14,071,330	5/09/14	250,335	-
Chilean Peso	DBAB	Buy	6,734,000,000	13,702,309	5/09/14	-	(1,032,745)
Euro	DBAB	Sell	6,100,000	8,007,775	5/09/14	-	(117,569)
Euro	DBAB	Sell	3,090,000	4,086,834	5/12/14	-	(29,210)
Singapore Dollar	DBAB	Buy	17,302,320	14,062,582	5/12/14	-	(442,104)
British Pound	DBAB	Sell	2,184,041	3,333,938	5/15/14	16,897	-
Euro	DBAB	Sell	2,050,692	2,647,854	5/19/14	-	(83,919)
Euro	JPHQ	Sell	855,033	1,105,481	5/23/14	-	(33,562)
Japanese Yen	DBAB	Sell	1,008,700,000	10,000,000	5/28/14	-	(328,902)
Euro	GSCO	Sell	800,000	1,031,480	5/30/14	-	(34,305)
Euro	DBAB	Sell	3,488,331	4,539,365	6/05/14	-	(108,105)
Singapore Dollar	JPHQ	Buy	18,544,500	14,751,810	6/05/14	-	(152,868)
Japanese Yen	JPHQ	Sell	381,050,000	3,872,599	6/10/14	-	(30,057)
Japanese Yen	HSBC	Sell	561,900,000	5,808,833	6/10/14	53,938	-
Japanese Yen	BZWS	Sell	527,610,000	5,421,605	6/10/14	17,903	-
Japanese Yen	JPHQ	Sell	520,600,000	5,421,584	6/11/14	89,596	-
Japanese Yen	DBAB	Sell	186,100,000	1,936,605	6/11/14	30,567	-
Japanese Yen	JPHQ	Sell	219,500,000	2,323,120	6/17/14	74,793	-
Chilean Peso	DBAB	Buy	2,426,750,000	4,721,304	6/19/14	-	(174,827)
Singapore Dollar	HSBC	Buy	3,182,000	2,527,403	6/20/14	-	(22,345)
Euro	DBAB	Sell	1,175,900	1,541,664	6/27/14	-	(25,232)

Euro	UBSW	Sell	9,972,000	13,021,737	6/30/14	-	(266,329)
Japanese Yen	BZWS	Sell	1,772,250,000	18,214,286	6/30/14	57,620	-
Japanese Yen	DBAB	Sell	1,175,148,000	12,000,000	7/01/14	-	(39,551)
British Pound	DBAB	Sell	825,578	1,230,359	7/07/14	-	(23,300)
British Pound	DBAB	Sell	992,188	1,480,741	7/09/14	-	(25,910)
Euro	DBAB	Sell	4,572,237	5,899,557	7/09/14	-	(193,528)
Chilean Peso	DBAB	Buy	432,000,000	816,249	7/10/14	-	(8,652)
Euro	DBAB	Sell	1,877,906	2,424,565	7/10/14	-	(78,002)
Euro	DBAB	Sell	4,880,504	6,294,386	7/11/14	-	(209,601)
Euro	DBAB	Sell	2,202,128	2,893,641	7/23/14	-	(41,279)
Euro	DBAB	Sell	4,253,562	5,632,142	7/25/14	-	(36,942)
Euro	BZWS	Sell	5,986,000	7,927,858	7/28/14	-	(50,370)
Euro	CITI	Sell	2,785,851	3,689,372	7/28/14	-	(23,651)
Euro	DBAB	Sell	11,104,766	14,717,702	7/29/14	-	(83,004)
British Pound	DBAB	Sell	846,924	1,289,526	7/30/14	3,540	-
Euro	DBAB	Sell	8,290,000	11,015,338	8/01/14	-	(34,025)
Unrealized appreciation (depreciation)						32,600,054	(30,640,630)
Net unrealized appreciation (depreciation)						$ 1,959,424	

At July 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Centrally Cleared Swaps									
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.20	ICE	70,000,000	5.00%	6/20/18	$ 1,544,712	$ 2,296,780	$ -	$ 3,841,492	Non Investment Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						2,296,780	-		
OTC Swaps									
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.20	FBCO	30,000,000	5.00%	6/20/18	$ 788,531	$ 857,823	$ -	$ 1,646,354	Non Investment Grade
CMBX.NA.AJ.2	FBCO	40,800,000	1.09%	3/15/49	(5,763,219)	102,063	-	(5,661,156)	Non Investment Grade
MCDX.NA.19	CITI	135,000,000	1.00%	6/20/18	(1,104,979)	-	(1,041,300)	(2,146,279)	Non Investment Grade
OTC Swaps unrealized appreciation (depreciation)						959,886	(1,041,300)		
Total Credit Default Swaps unrealized appreciation (depreciation)						3,256,666	(1,041,300)		
Net unrealized appreciation (depreciation)						$ 2,215,366			

Franklin Strategic Series
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
CITI	$1,580,000
FBCO	3,700,000
Total collateral for credit default swaps	$5,280,000

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UYU - Uruguayan Peso

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of eight funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use

related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Strategic Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Franklin Strategic Income Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the

applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund's investment objectives.

At July 31, 2013, the Franklin Strategic Income Fund received $7,467,435 in U.S. Treasury Bonds and Notes as collateral for derivatives.

The Franklin Strategic Income Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Franklin Strategic Income Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market ("OTC credit default swaps") or may be executed in a multilateral trade facility platform, such as a registered exchange ("centrally cleared credit default swaps"). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Cost of investments	$ 641,154,477	$ 2,252,295,554	$ 29,991,552	$ 369,610,134
Unrealized appreciation	$ 364,874,685	$ 1,156,766,534	$ 6,968,668	$ 170,554,514
Unrealized depreciation	(24,440,268)	(11,277,390)	(151,947)	(3,371,806)
Net unrealized appreciation (depreciation)	$ 340,434,417	$ 1,145,489,144	$ 6,816,721	$ 167,182,708

	Franklin Natural Resources Fund	Franklin Small Cap Growth Fund	Franklin Small Mid-Cap Growth Fund	Franklin Strategic Income Fund
Cost of investments	$ 739,820,552	$ 615,005,059	$ 2,401,670,898	$ 7,953,444,219
Unrealized appreciation	$ 231,737,126	$ 184,027,970	$ 1,419,937,256	$ 246,359,358
Unrealized depreciation	(123,028,323)	(13,764,428)	(27,141,193)	(134,162,080)
Net unrealized appreciation (depreciation)	$ 108,708,803	$ 170,263,542	$ 1,392,796,063	$ 112,197,278

6. RESTRICTED SECURITIES

At July 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount*/ Shares/Warrants		Issuer	Acquisition Dates	Cost	Value
Franklin Biotechnology Discovery Fund					
1,500,000	CAD	ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	12/12/07	$ 1,480,677	$ -
1,128,271		FibroGen Inc., pfd., E	5/19/00	5,065,937	6,318,318
		Total Restricted Securities (Value is 0.66% of Net Assets)		$ 6,546,614	$ 6,318,318
Franklin Flex Cap Growth Fund					
2,227,171		FibroGen Inc., pfd., E (Value is 0.36% of Net Assets)	5/19/00	$ 9,999,998	$ 12,472,158
Franklin Natural Resources Fund					
199,375		Energy Coal Resources, 144A	11/16/05 -5/05/06	$ 741,939	$ -
29,847		Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
		Total Restricted Securities (Value is 0.00% of Net Assets)		$ 3,118,103	$ -
Franklin Small-Mid Cap Growth Fund					
515,576		Stereotaxis Inc., wts., 144A, 5/07/18 (Value is 0.02% of Net Assets)	5/07/12	$ 644,470	$ 2,669,369

Franklin Strategic Income Fund				
8,800,000	CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	12/09/10 - 7/17/13	$ 8,782,479	$ 7,216,000
1,570	CEVA Holdings LLC	3/10/10 - 5/02/13	2,340,575	1,412,973
62	CEVA Holdings LLC, cvt. pfd., A-1	5/02/13	83,080	74,400
3,399	CEVA Holdings LLC, cvt. pfd., A-2	3/10/10 - 5/02/13	5,066,709	3,058,704
	Total Restricted Securities (Value is 0.14% of Net Assets)		$ 16,272,843	$ 11,762,077

*In U.S. dollars unless otherwise indicated.
*The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,366,522 as of July 31, 2013.

Currency Abbreviations
CAD - Canadian Dollar

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the three months ended July 31, 2013, were as shown below.

Name of Issuer	Number of Shares/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Biotechnology Discovery Fund							
Non-Controlled Affiliates							
AP Pharma Inc.	16,588,800	-	-	16,588,800	$ 7,713,792	$ -	$ -
*AP Pharma Inc., wts., 7/01/16	11,143,769	-	5,571,884	5,571,885	1,587,987	-	-
Mast Therapeutics Inc.	-	5,453,500	-	5,453,500	2,410,447	-	-
Mast Therapeutics Inc., wts., 6/14/18	-	4,544,600	-	4,544,600	295,399	-	-
Total Affiliated Securities (Value is 1.26% of Net Assets)					$ 12,007,625	$ -	$ -
Franklin Small-Mid Cap Growth Fund							
Non-Controlled Affiliates							
Stereotaxis Inc.	265,000	-	138,110	126,890	$ 664,904	$ -	$ (10,309,807)
Stereotaxis Inc., 144A	515,576	-	-	515,576	2,701,618	-	-
Stereotaxis Inc., wts., 144A, 5/07/18	515,576	-	-	515,576	2,669,369	-	-
Total Affiliated Securities (Value is 0.16% of Net Assets)					$ 6,035,891	$ -	$ (10,309,807)

*The reduction was a result of an exchange.

8. INVESTMENT IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

The Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At July 31, 2013, the FT Subsidiary's investment, Turtle Bay Resort, is reflected in the fund's Statement of Investments.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund				
Assets:				
Investments in Securities				
Equity Investments:[a]				
Biotechnology	$ 781,666,940	$ 2,108,910	$ 6,318,318	$ 790,094,168
Other Equity Investments[b]	124,611,485	-	-	124,611,485
Convertible Bonds	-	-	- [c]	-
Short Term Investments	33,303,987	33,579,254	-	66,883,241
Total Investments in Securities	$ 939,582,412	$ 35,688,164	$ 6,318,318	$ 981,588,894
Franklin Flex Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Pharmaceuticals, Biotechnology & Life Sciences	$ 387,820,902	$ -	$ 12,472,158	$ 400,293,060
Other Equity Investments[b]	2,969,777,365	-	-	2,969,777,365
Short Term Investments	19,726,798	7,987,475	-	27,714,273
Total Investments in Securities	$ 3,377,325,065	$ 7,987,475	$ 12,472,158	$ 3,397,784,698
Franklin Focused Core Equity Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 35,414,872	$ -	$ -	$ 35,414,872
Short Term Investments	1,393,401	-	-	1,393,401
Total Investments in Securities	$ 36,808,273	$ -	$ -	$ 36,808,273
Franklin Growth Opportunities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 534,157,323	$ -	$ -	$ 534,157,323
Short Term Investments	1,598,794	1,036,725	-	2,635,519
Total Investments in Securities	$ 535,756,117	$ 1,036,725	$ -	$ 536,792,842
Franklin Natural Resources Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Oil & Gas Exploration & Production	$ 256,437,762	$ 12,200,116	$ -	$ 268,637,878
Other Equity Investments[b]	542,279,127	-	- [c]	542,279,127
Convertible Bonds	-	3,704,339	-	3,704,339
Short Term Investments	24,358,011	9,550,000	-	33,908,011
Total Investments in Securities	$ 823,074,900	$ 25,454,455	$ -	$ 848,529,355
Franklin Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 707,795,800	$ -	$ -	$ 707,795,800
Short Term Investments	54,675,426	22,797,375	-	77,472,801
Total Investments in Securities	$ 762,471,226	$ 22,797,375	$ -	$ 785,268,601

Franklin Small-Mid Cap Growth Fund

Assets:				
Investments in Securities				
Equity Investments:[a]				
Health Care	$ 621,606,435	$ -	$ 2,669,369	$ 624,275,804
Other Equity Investments[b]	3,105,539,252	-	-	3,105,539,252
Short Term Investments	55,673,555	8,978,350	-	64,651,905
Total Investments in Securities	$ 3,782,819,242	$ 8,978,350	$ 2,669,369	$ 3,794,466,961
Franklin Strategic Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ 5,133,544	$ -	$ 5,133,544
Materials	-	4,900,000	- [c]	4,900,000
Transportation	-	-	4,546,077	4,546,077
Other Equity Investments[b]	4,083,390	-	- [c]	4,083,390
Corporate Bonds	-	3,104,933,669	7,216,000	3,112,149,669
Senior Floating Rate Interests	-	1,281,675,249	1,202,322	1,282,877,571
Foreign Government and Agency Securities	-	1,648,094,830	-	1,648,094,830
U.S. Government and Agency Securities	-	156,979,198	-	156,979,198
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	314,713,341	-	314,713,341
Mortgage-Backed Securities	-	476,538,132	-	476,538,132
Municipal Bonds	-	134,959,765	-	134,959,765
Short Term Investments	507,201,190	413,464,790	-	920,665,980
Total Investments in Securities	$ 511,284,580	$ 7,541,392,518	$ 12,964,399	$ 8,065,641,497
Forward Exchange Contracts	$ -	$ 32,600,054	$ -	$ 32,600,054
Swaps	-	3,256,666	-	3,256,666
Liabilities:				
Forward Exchange Contracts	-	30,640,630	-	30,640,630
Swaps	-	1,041,300	-	1,041,300

[a] Includes common, preferred and convertible preferred stocks as well as other equity investments.
[b] For detailed categories, see the accompanying Statements of Investments.
[c] Includes securities determined to have no value at July 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 26, 2013